Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Fund

February 29, 2020

EIF-QTLY-0420
1.814098.115

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 17.8%
Diversified Telecommunication Services - 0.2%
Alaska Communication Systems Group, Inc. (a)	34,501	$72,452
ATN International, Inc.	11,092	597,859
B Communications Ltd. (a)	11,465	14,102
Bandwidth, Inc. (a)(b)	10,587	665,816
Cogent Communications Group, Inc.	26,969	1,969,007
Consolidated Communications Holdings, Inc.	44,289	275,478
GCI Liberty, Inc. (a)	56,128	3,879,006
Iridium Communications, Inc. (a)(b)	74,169	2,007,755
ORBCOMM, Inc. (a)	50,478	167,082
Pareteum Corp. (a)(b)	52,424	29,357
PDVWireless, Inc. (a)(b)	11,876	556,391
Sify Technologies Ltd. sponsored ADR (b)	1,965	2,004
Vonage Holdings Corp. (a)(b)	138,813	1,243,764
		11,480,073
Entertainment - 2.3%
Activision Blizzard, Inc.	419,790	24,402,393
Bilibili, Inc. ADR (a)	80,465	2,066,341
Changyou.com Ltd. (A Shares) ADR (b)	9,360	100,714
DouYu International Holdings Ltd. ADR (b)	42,302	328,687
Electronic Arts, Inc. (a)	159,421	16,160,507
Gaia, Inc. Class A (a)(b)	24,464	206,232
GigaMedia Ltd. (a)(b)	1,007	2,397
Global Eagle Entertainment, Inc. (a)(b)	101,998	30,599
Glu Mobile, Inc. (a)	83,327	593,288
Gravity Co. Ltd. ADR (a)(b)	3,806	104,665
iQIYI, Inc. ADR (a)(b)	163,309	3,663,021
NetEase, Inc. ADR	40,171	12,802,899
Netflix, Inc. (a)	239,848	88,511,107
Reading International, Inc. Class A (a)	14,207	118,344
Roku, Inc. Class A (a)(b)	49,996	5,683,045
Sciplay Corp. (A Shares)	5,644	51,022
Take-Two Interactive Software, Inc. (a)	62,405	6,707,289
The9 Ltd. sponsored ADR (a)(b)	23,845	17,168
Zynga, Inc. (a)	495,158	3,322,510
		164,872,228
Interactive Media & Services - 11.0%
Alphabet, Inc.:
Class A (a)	163,686	219,216,476
Class C (a)	187,916	251,681,536
ANGI Homeservices, Inc. Class A (a)(b)	46,175	329,228
Autoweb, Inc. (a)(b)	20,851	40,868
Baidu.com, Inc. sponsored ADR (a)	151,704	18,201,446
CarGurus, Inc. Class A (a)(b)	50,178	1,279,037
EverQuote, Inc. Class A (a)(b)	7,760	315,211
Facebook, Inc. Class A (a)	1,315,873	253,266,076
IAC/InterActiveCorp (a)	43,477	8,866,699
Liberty TripAdvisor Holdings, Inc. (a)	42,562	185,358
Match Group, Inc. (a)(b)	38,897	2,528,305
MeetMe, Inc. (a)	45,856	233,866
Momo, Inc. ADR	87,228	2,452,851
Professional Diversity Network, Inc. (a)(b)(c)	1,922	1,749
QuinStreet, Inc. (a)	27,593	355,398
Qutoutiao, Inc. ADR (a)(b)	62,634	326,323
SINA Corp. (a)	38,741	1,268,768
So-Young International, Inc. ADR (b)	13,881	167,266
Sohu.Com Ltd. ADR (a)	25,428	242,329
Super League Gaming, Inc. (b)	2,228	7,531
Travelzoo, Inc. (a)	6,862	56,131
TripAdvisor, Inc.	66,491	1,559,214
TrueCar, Inc. (a)	53,075	139,587
Weibo Corp. sponsored ADR (a)(b)	41,342	1,742,152
Yandex NV Series A (a)(b)	161,079	6,541,418
YY, Inc. ADR (a)	27,597	1,489,410
Zillow Group, Inc.:
Class A (a)(b)	32,454	1,806,714
Class C (a)(b)	78,739	4,394,424
		778,695,371
Media - 3.6%
AirMedia Group, Inc. ADR (a)	4,175	3,883
AMC Networks, Inc. Class A (a)	25,176	780,456
Beasley Broadcast Group, Inc. Class A	6,549	20,367
Boston Omaha Corp. (a)(b)	12,606	245,313
Cardlytics, Inc. (a)	14,391	1,142,501
Central European Media Enterprises Ltd. Class A (a)	153,351	679,345
Charter Communications, Inc. Class A (a)	117,706	58,049,068
Comcast Corp. Class A	2,481,602	100,331,169
comScore, Inc. (a)	33,893	118,626
Criteo SA sponsored ADR (a)	35,411	448,657
Daily Journal Corp. (a)(b)	886	221,500
Discovery Communications, Inc.:
Class A (a)(b)	86,220	2,215,854
Class B (a)	615	18,758
Class C (non-vtg.) (a)	200,078	5,021,958
DISH Network Corp. Class A (a)	141,321	4,737,080
E.W. Scripps Co. Class A (b)	46,168	549,399
Emmis Communications Corp. Class A (a)	7,203	26,003
Fluent, Inc. (a)	61,565	143,446
Fox Corp.:
Class A	199,795	6,141,698
Class B	138,691	4,223,141
Hemisphere Media Group, Inc. (a)	14,863	187,720
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)(b)	12,893	66,786
iHeartMedia, Inc. (a)	22,200	335,442
Insignia Systems, Inc. (a)	7,572	5,830
Liberty Broadband Corp.:
Class A (a)	14,735	1,822,425
Class C (a)	84,509	10,638,838
Liberty Global PLC:
Class A (a)(b)	109,318	2,133,887
Class B (a)	327	6,589
Class C (a)	246,518	4,582,770
Liberty Latin America Ltd.:
Class A (a)	27,916	422,927
Class C (a)(b)	81,341	1,235,570
Liberty Media Corp.:
Class B (a)	5	238
Liberty Braves Class A (a)	12,004	312,344
Liberty Braves Class C (a)	20,116	522,614
Liberty Formula One Group Series C (a)	112,903	4,409,991
Liberty Media Class A (a)	14,368	538,656
Liberty SiriusXM Series A (a)	61,784	2,759,891
Liberty SiriusXM Series C (a)	113,048	5,044,202
Loral Space & Communications Ltd. (a)	13,720	426,143
Marchex, Inc. Class B (a)	34,542	89,464
MDC Partners, Inc. Class A (a)	47,873	120,161
Mediaco Holding, Inc. (a)	911	6,149
National CineMedia, Inc.	17,081	131,353
News Corp.:
Class A	214,103	2,585,294
Class B (b)	111,410	1,385,940
Nexstar Broadcasting Group, Inc. Class A (b)	25,789	2,965,219
Perion Network Ltd. (a)(b)	18,565	133,668
Salem Communications Corp. Class A	10,029	12,336
Scholastic Corp.	18,793	603,067
Sinclair Broadcast Group, Inc. Class A	37,959	881,028
Sirius XM Holdings, Inc. (b)	2,449,441	15,529,456
TechTarget, Inc. (a)	17,130	396,217
Tribune Publishing Co.	23,863	273,709
Urban One, Inc. Class D (non-vtg.) (a)	18,618	35,002
ViacomCBS, Inc.:
Class A	19,470	584,100
Class B	315,657	7,768,319
		254,071,567
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)	26,067	330,269
Gogo, Inc. (a)(b)	53,180	191,980
Millicom International Cellular SA (b)	47,544	2,163,727
NII Holdings, Inc. (a)(c)	5,182	11,245
Partner Communications Co. Ltd. ADR (a)	1,446	6,594
Shenandoah Telecommunications Co.	28,301	1,257,413
Spok Holdings, Inc.	14,862	148,026
T-Mobile U.S., Inc. (a)	468,549	42,244,378
VEON Ltd. sponsored ADR	873,143	1,728,823
Vodafone Group PLC sponsored ADR	233,727	4,090,223
		52,172,678

TOTAL COMMUNICATION SERVICES		1,261,291,917

CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.1%
China Automotive Systems, Inc. (a)	13,333	27,999
China XD Plastics Co. Ltd. (a)(b)	26,293	30,237
Dorman Products, Inc. (a)	17,953	1,088,670
Fox Factory Holding Corp. (a)	21,185	1,343,129
Gentex Corp.	130,016	3,471,427
Gentherm, Inc. (a)(b)	17,312	705,983
Kandi Technolgies, Inc. (a)(b)	45,300	170,328
Motorcar Parts of America, Inc. (a)(b)	13,721	229,690
Shiloh Industries, Inc. (a)	15,910	55,049
SORL Auto Parts, Inc. (a)	7,832	32,503
Strattec Security Corp.	1,501	31,386
The Goodyear Tire & Rubber Co.	119,804	1,160,302
Visteon Corp. (a)(b)	14,703	956,283
Workhorse Group, Inc. (a)(b)	35,585	107,111
XPEL, Inc. (a)(b)	14,290	184,484
		9,594,581
Automobiles - 0.9%
Niu Technologies ADR (a)(b)	9,742	83,002
Tesla, Inc. (a)	98,540	65,823,735
		65,906,737
Distributors - 0.1%
Core-Mark Holding Co., Inc.	29,431	677,207
Educational Development Corp.	10,900	56,244
Funko, Inc. (a)(b)	19,993	162,143
LKQ Corp. (a)	165,720	4,901,998
Pool Corp.	22,239	4,691,539
Weyco Group, Inc.	10,577	232,059
		10,721,190
Diversified Consumer Services - 0.2%
Afya Ltd. (b)	8,875	211,048
American Public Education, Inc. (a)	11,615	258,550
Arco Platform Ltd. Class A (a)(b)	9,275	474,045
Aspen Group, Inc. (a)	9,883	86,773
Career Education Corp. (a)	47,084	702,964
Collectors Universe, Inc.	8,668	199,407
Frontdoor, Inc. (a)	47,340	2,007,216
Grand Canyon Education, Inc. (a)	26,904	2,170,615
Hailiang Education Group, Inc. ADR (a)	816	47,565
Houghton Mifflin Harcourt Co. (a)	79,374	434,176
HyreCar, Inc. (a)(b)	3,092	9,709
Laureate Education, Inc. Class A (a)	73,490	1,374,263
Lincoln Educational Services Corp. (a)	11,240	33,158
OneSpaWorld Holdings Ltd. (b)	28,481	348,038
Select Interior Concepts, Inc. (a)	7,877	58,841
Strategic Education, Inc.	12,813	1,888,380
Tarena International, Inc. ADR (a)(b)	26,977	83,629
Weight Watchers International, Inc. (a)	37,310	1,119,300
Xpresspa Group, Inc. (a)	407	321
		11,507,998
Hotels, Restaurants & Leisure - 1.7%
BBQ Holdings, Inc. (a)	3,113	13,759
BJ's Restaurants, Inc.	11,501	378,958
Bloomin' Brands, Inc.	51,284	922,599
Caesars Entertainment Corp. (a)	354,490	4,505,568
Carrols Restaurant Group, Inc. (a)(b)	24,955	102,939
Century Casinos, Inc. (a)	18,295	127,699
Churchill Downs, Inc.	21,877	2,748,626
Chuy's Holdings, Inc. (a)	9,648	206,853
Cracker Barrel Old Country Store, Inc. (b)	12,563	1,800,655
Dave & Buster's Entertainment, Inc.	16,998	561,104
Del Taco Restaurants, Inc. (a)	26,399	168,954
Denny's Corp. (a)	36,924	642,847
Dunkin' Brands Group, Inc.	45,443	3,022,868
El Pollo Loco Holdings, Inc. (a)	20,392	263,057
Eldorado Resorts, Inc. (a)(b)	40,789	2,046,792
Extended Stay America, Inc. unit	96,735	1,062,150
Fiesta Restaurant Group, Inc. (a)(b)	25,184	243,277
Golden Entertainment, Inc. (a)	15,444	251,428
Good Times Restaurants, Inc. (a)	8,038	10,851
Habit Restaurants, Inc. Class A (a)	13,352	186,394
Huazhu Group Ltd. ADR	80,784	2,726,460
Inspired Entertainment, Inc. (a)	11,329	58,911
Jack in the Box, Inc.	12,648	870,941
Kura Sushi U.S.A., Inc. Class A (a)	4,116	76,599
Lindblad Expeditions Holdings (a)	32,411	385,691
Luckin Coffee, Inc. ADR (b)	21,238	840,175
Marriott International, Inc. Class A	177,563	22,017,812
Melco Crown Entertainment Ltd. sponsored ADR	117,321	2,034,346
Monarch Casino & Resort, Inc. (a)	12,960	612,749
Nathan's Famous, Inc.	3,678	218,841
Noodles & Co. (a)(b)	27,889	226,459
Papa John's International, Inc. (b)	17,860	1,028,915
Penn National Gaming, Inc. (a)(b)	64,409	1,904,574
Playa Hotels & Resorts NV (a)	86,595	458,954
Potbelly Corp. (a)	13,868	69,340
Rave Restaurant Group, Inc. (a)	4,931	6,164
RCI Hospitality Holdings, Inc.	7,136	143,790
Red Robin Gourmet Burgers, Inc. (a)	6,865	188,788
Red Rock Resorts, Inc.	43,058	887,425
Ruth's Hospitality Group, Inc.	18,941	362,341
Scientific Games Corp. Class A (a)(b)	52,624	959,862
Starbucks Corp.	642,926	50,424,686
Target Hospitality Corp. (a)	8,956	41,914
Texas Roadhouse, Inc. Class A	38,747	2,178,356
The Cheesecake Factory, Inc. (b)	25,301	901,475
The Stars Group, Inc. (a)	159,629	3,658,177
Town Sports International Holdings, Inc. (a)(b)	21,501	30,531
Tuniu Corp. Class A sponsored ADR (a)(b)	18,162	29,059
Wendy's Co.	126,319	2,384,903
Wingstop, Inc. (b)	16,204	1,368,428
Wynn Resorts Ltd. (b)	57,649	6,224,939
		122,588,983
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	7,501	74,035
Cavco Industries, Inc. (a)	5,290	1,067,099
Flexsteel Industries, Inc.	5,816	79,912
Garmin Ltd. (b)	103,992	9,191,853
GoPro, Inc. Class A (a)(b)	67,299	255,400
Green Brick Partners, Inc. (a)	31,521	344,840
Helen of Troy Ltd. (a)	13,978	2,300,779
Hooker Furniture Corp.	6,220	116,998
iRobot Corp. (a)(b)	15,168	727,912
LGI Homes, Inc. (a)(b)	14,178	1,068,312
Lifetime Brands, Inc.	11,982	76,206
Live Ventures, Inc. (a)	1,151	6,169
Lovesac (a)(b)	4,530	39,366
Newell Brands, Inc. (b)	235,540	3,634,382
Nova LifeStyle, Inc. (a)(b)	1,669	2,670
Purple Innovation, Inc. (a)(b)	14,896	202,288
Sonos, Inc. (a)(b)	61,843	713,668
Turtle Beach Corp. (a)(b)	7,033	46,488
Universal Electronics, Inc. (a)	7,428	313,610
Viomi Technology Co. Ltd. ADR Class A	7,108	44,496
VOXX International Corp. (a)	10,039	37,245
Vuzix Corp. (a)(b)	40,728	64,758
Zagg, Inc. (a)(b)	14,972	100,612
		20,509,098
Internet & Direct Marketing Retail - 9.0%
1-800-FLOWERS.com, Inc. Class A (a)	27,768	500,935
Amazon.com, Inc. (a)	271,052	510,594,205
Baozun, Inc. sponsored ADR (a)(b)	26,323	834,966
CNOVA NV (a)	178,552	578,446
Ctrip.com International Ltd. ADR (a)	288,466	8,757,828
Duluth Holdings, Inc. (a)(b)	18,517	127,027
eBay, Inc. (b)	445,643	15,437,074
Etsy, Inc. (a)	65,206	3,769,559
EVINE Live, Inc. (a)(b)	9,667	28,904
Expedia, Inc.	76,401	7,534,667
Groupon, Inc. (a)	318,729	427,097
JD.com, Inc. sponsored ADR (a)	508,044	19,564,774
Jmu Ltd. sponsored ADR (a)(b)	6,133	4,293
Lands' End, Inc. (a)(b)	17,966	189,362
Liberty Interactive Corp. QVC Group (a)	205	1,380
Liberty Interactive Corp. QVC Group Series A (a)	228,404	1,557,715
Liquidity Services, Inc. (a)	23,372	91,618
MakeMyTrip Ltd. (a)	37,739	868,374
MercadoLibre, Inc. (a)	27,349	16,847,804
Overstock.com, Inc. (a)(b)	19,935	128,780
PetMed Express, Inc. (b)	11,596	306,134
Pinduoduo, Inc. ADR (a)	147,831	5,289,393
Points International Ltd. (a)	16,254	257,463
Remark Holdings, Inc. (a)(b)	34,230	22,503
Ruhnn Holding Ltd. ADR (b)	9,566	66,101
RumbleON, Inc. Class B (a)	2,665	913
Stamps.com, Inc. (a)	9,521	1,343,508
Stitch Fix, Inc. (a)(b)	31,347	753,268
The Booking Holdings, Inc. (a)	22,817	38,689,874
The RealReal, Inc. (b)	50,432	705,544
U.S. Auto Parts Network, Inc. (a)	40,489	95,554
Uxin Ltd. ADR (a)(b)	103,512	172,865
Yatra Online, Inc. (a)(b)	56,191	159,582
		635,707,510
Leisure Products - 0.2%
American Outdoor Brands Corp. (a)	31,272	311,469
BRP, Inc.	24,000	983,960
Clarus Corp.	14,880	172,013
Escalade, Inc.	6,771	57,486
Hasbro, Inc.	73,598	5,685,446
Johnson Outdoors, Inc. Class A (b)	5,775	360,418
Malibu Boats, Inc. Class A (a)	12,246	538,089
Mattel, Inc. (a)(b)	191,729	2,260,485
MCBC Holdings, Inc. (a)	12,347	199,651
Peloton Interactive, Inc. Class A (a)(b)	23,862	636,877
Summer Infant, Inc. (a)	1,750	788
		11,206,682
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	130,808	10,860,988
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	35,059	1,783,451
		12,644,439
Specialty Retail - 0.9%
America's Car Mart, Inc. (a)	3,745	384,874
Ascena Retail Group, Inc. (a)(b)	5,931	22,538
Bed Bath & Beyond, Inc. (b)	71,026	767,791
Big 5 Sporting Goods Corp.	22,393	49,936
Citi Trends, Inc.	7,084	140,051
Conn's, Inc. (a)(b)	16,466	134,198
DavidsTea, Inc. (a)(b)	21,923	24,992
Destination XL Group, Inc. (a)	28,678	22,942
Five Below, Inc. (a)	30,172	2,925,175
GrowGeneration Corp. (a)(b)	16,067	88,851
Hibbett Sports, Inc. (a)(b)	12,390	241,853
Kirkland's, Inc. (a)(b)	8,678	10,240
LMP Automotive Holdings, Inc.	705	9,130
Michaels Companies, Inc. (a)(b)	85,115	365,143
Monro, Inc.	18,906	1,061,005
National Vision Holdings, Inc. (a)	43,756	1,523,584
O'Reilly Automotive, Inc. (a)	41,170	15,180,202
Office Depot, Inc.	293,964	690,815
Rent-A-Center, Inc.	30,235	643,703
Ross Stores, Inc.	197,277	21,459,792
Shoe Carnival, Inc. (b)	8,600	257,226
Sleep Number Corp. (a)	16,094	708,941
Sportsman's Warehouse Holdings, Inc. (a)	27,864	167,184
Tandy Leather Factory, Inc. (a)	5,773	28,576
The Children's Place Retail Stores, Inc. (b)	8,156	469,786
Tractor Supply Co.	64,319	5,692,875
Trans World Entertainment Corp. (a)(b)	477	1,908
TravelCenters of America LLC (a)	5,108	61,756
Ulta Beauty, Inc. (a)	32,369	8,321,746
Urban Outfitters, Inc. (a)(b)	55,162	1,296,859
Winmark Corp.	2,473	494,600
Zumiez, Inc. (a)	13,387	355,157
		63,603,429
Textiles, Apparel & Luxury Goods - 0.3%
Centric Brands, Inc. (a)(b)	3,423	6,949
Charles & Colvard Ltd. (a)	4,097	3,523
Columbia Sportswear Co. (b)	35,528	2,888,426
Crocs, Inc. (a)	38,154	998,490
Crown Crafts, Inc.	8,885	54,199
Fossil Group, Inc. (a)(b)	27,464	126,060
G-III Apparel Group Ltd. (a)	26,962	602,870
Kingold Jewelry, Inc. (a)(b)	4,492	6,064
Lakeland Industries, Inc. (a)(b)	6,566	138,608
lululemon athletica, Inc. (a)	66,368	14,429,067
Rocky Brands, Inc.	7,518	183,063
Sequential Brands Group, Inc. (a)(b)	33,822	8,117
Steven Madden Ltd.	43,959	1,437,459
Superior Group of Companies, Inc.	8,722	104,838
Vera Bradley, Inc. (a)	18,019	148,837
		21,136,570

TOTAL CONSUMER DISCRETIONARY		985,127,217

CONSUMER STAPLES - 4.3%
Beverages - 1.7%
Celsius Holdings, Inc. (a)(b)	39,333	232,458
Coca-Cola Bottling Co. Consolidated	4,282	840,899
Craft Brew Alliance, Inc. (a)	11,386	181,151
MGP Ingredients, Inc. (b)	9,515	273,651
Monster Beverage Corp. (a)	292,819	18,274,834
National Beverage Corp. (b)	26,081	1,102,965
New Age Beverages Corp. (a)(b)	46,863	94,663
PepsiCo, Inc.	760,841	100,453,837
Primo Water Corp. (a)	21,746	304,444
		121,758,902
Food & Staples Retailing - 1.4%
111, Inc. ADR (a)(b)	6,504	42,341
Andersons, Inc.	22,483	413,013
Casey's General Stores, Inc.	20,434	3,331,151
Chefs' Warehouse Holdings (a)	16,733	512,364
China Jo-Jo Drugstores, Inc. (a)(b)	82,035	135,358
Costco Wholesale Corp.	241,558	67,911,616
G Willi-Food International Ltd. (a)(b)	4,242	56,503
Grocery Outlet Holding Corp. (b)	52,107	1,649,187
iFresh, Inc. (a)	31,015	11,848
Ingles Markets, Inc. Class A	11,952	427,523
PriceSmart, Inc.	17,300	963,437
SpartanNash Co.	27,502	341,850
Sprouts Farmers Market LLC (a)	70,363	1,124,401
Village Super Market, Inc. Class A	3,059	62,862
Walgreens Boots Alliance, Inc.	490,856	22,461,571
		99,445,025
Food Products - 1.1%
Alico, Inc.	5,485	178,646
Beyond Meat, Inc. (b)	33,697	3,020,936
Bridgford Foods Corp. (a)	457	7,988
Cal-Maine Foods, Inc.	23,771	829,370
Calavo Growers, Inc. (b)	9,064	656,687
Farmer Brothers Co. (a)	11,563	142,803
Freshpet, Inc. (a)	20,178	1,341,030
Future FinTech Group, Inc. (a)(b)	23,108	19,871
Hostess Brands, Inc. Class A (a)	66,508	845,317
J&J Snack Foods Corp.	10,498	1,688,288
John B. Sanfilippo & Son, Inc.	4,608	323,436
Lancaster Colony Corp.	15,280	2,207,196
Landec Corp. (a)(b)	22,245	228,234
Lifeway Foods, Inc. (a)	8,620	17,671
Limoneira Co.	11,551	192,902
Mondelez International, Inc.	785,599	41,479,627
Origin Agritech Ltd. (a)(b)	2,834	16,012
Pilgrim's Pride Corp. (a)	138,186	2,924,016
Pingtan Marine Enterprise Ltd. (a)(b)	37,129	44,926
S&W Seed Co. (a)	10,249	29,620
Sanderson Farms, Inc.	11,891	1,469,252
Seneca Foods Corp. Class A (a)	5,997	208,216
SunOpta, Inc. (a)(b)	45,709	123,616
The Hain Celestial Group, Inc. (a)	57,981	1,375,889
The Kraft Heinz Co.	671,276	16,627,507
The Simply Good Foods Co. (a)	53,385	1,177,673
Village Farms International, Inc. (a)	24,746	99,556
		77,276,285
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	31,633	800,631
Reynolds Consumer Products, Inc. (a)	111,168	3,207,197
WD-40 Co.	7,722	1,331,968
		5,339,796
Personal Products - 0.0%
Inter Parfums, Inc.	17,219	1,034,173
LifeVantage Corp. (a)	12,732	151,638
Mannatech, Inc.	1,439	22,305
Natural Alternatives International, Inc. (a)	3,874	27,893
Natural Health Trends Corp. (b)	6,237	22,079
Nature's Sunshine Products, Inc. (a)	9,832	80,622
Neptune Technologies & Bioressources, Inc. (a)(b)	76,890	159,824
Reliv International, Inc. (a)(b)	131	451
United-Guardian, Inc.	2,237	32,884
Veru, Inc. (a)	43,597	180,056
Youngevity International, Inc. (a)(b)	4,487	4,936
		1,716,861

TOTAL CONSUMER STAPLES		305,536,869

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
CSI Compressco LP	40,747	72,122
Dawson Geophysical Co. (a)(b)	25,066	48,628
DMC Global, Inc. (b)	8,620	310,837
ENGlobal Corp. (a)	14,877	15,026
Geospace Technologies Corp. (a)	17,981	221,706
Gulf Island Fabrication, Inc. (a)	16,055	71,445
KLX Energy Services Holdings, Inc. (a)	14,667	35,494
Mammoth Energy Services, Inc. (b)	24,626	26,842
Matrix Service Co. (a)	14,130	170,690
Mitcham Industries, Inc. (a)	6,441	17,069
NCS Multistage Holdings, Inc. (a)(b)	43,968	47,925
Patterson-UTI Energy, Inc.	115,875	663,964
Profire Energy, Inc. (a)	42,605	50,700
RigNet, Inc. (a)	14,173	49,889
SAExploration Holdings, Inc. (a)(b)	22,492	44,759
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (a)(d)	30	0
Series B warrants 7/27/21 (a)(d)	30	0
Smart Sand, Inc. (a)(b)	21,813	35,555
Synthesis Energy Systems, Inc. (a)	1,363	4,730
		1,887,381
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp. (a)(b)	86,340	16,405
Aemetis, Inc. (a)(b)	6,669	5,002
Alliance Resource Partners LP	82,248	554,352
Altus Midstream Co. (a)(b)	48,954	71,473
Amplify Energy Corp. New warrants 5/4/22 (a)	717	10
Berry Petroleum Corp.	42,400	270,088
Blueknight Energy Partners LP	42,817	45,814
Calumet Specialty Products Partners LP (a)	61,788	209,461
Capital Product Partners LP	9,983	105,021
Centennial Resource Development, Inc. Class A (a)	146,786	347,883
Clean Energy Fuels Corp. (a)	161,939	365,982
Diamondback Energy, Inc.	88,606	5,493,572
Dorchester Minerals LP	27,616	421,420
Extraction Oil & Gas, Inc. (a)(b)	95,555	65,790
Falcon Minerals Corp.	13,036	52,079
Gevo, Inc. (a)(b)	22,927	33,473
Golar LNG Ltd. (b)	55,145	706,683
Golar LNG Partners LP	40,472	172,006
Green Plains Partners LP	15,501	211,744
Green Plains, Inc.	21,706	260,255
Gulfport Energy Corp. (a)(b)	102,132	83,707
Hallador Energy Co.	23,992	30,950
Lonestar Resources U.S., Inc. (a)(b)	22,387	30,894
Marine Petroleum Trust	339	556
Martin Midstream Partners LP	28,709	69,763
Mid-Con Energy Partners LP (a)	12,520	2,630
National Energy Services Reunited Corp. (a)(b)	10,616	88,219
New Fortress Energy LLC	5,603	78,722
Nextdecade Corp. (a)(b)	65,743	251,796
Noble Energy, Inc.	266,608	4,220,405
Noble Midstream Partners LP	20,613	316,410
Oasis Midstream Partners LP	7,733	92,796
Oasis Petroleum, Inc. (a)	189,316	309,532
Pacific Ethanol, Inc. (a)	84,787	37,306
PDC Energy, Inc. (a)	55,940	1,064,538
Penn Virginia Corp. (a)	8,755	139,205
PrimeEnergy Corp. (a)	482	63,142
Rattler Midstream LP	15,266	192,199
Renewable Energy Group, Inc. (a)(b)	22,706	600,574
StealthGas, Inc. (a)(b)	21,084	57,559
Tellurian, Inc. (a)(b)	137,676	247,817
Torchlight Energy Resources, Inc. (a)(b)	84,218	56,367
TransGlobe Energy Corp.	84,684	90,220
U.S. Energy Corp. (a)	52	205
Vertex Energy, Inc. (a)(b)	18,165	19,437
Viper Energy Partners LP	35,053	624,995
Westwater Resources, Inc. (a)(b)	828	1,474
Zion Oil & Gas, Inc. (a)(b)	135,287	25,677
		18,205,608

TOTAL ENERGY		20,092,989

FINANCIALS - 5.5%
Banks - 2.2%
1st Constitution Bancorp	4,489	82,238
1st Source Corp.	18,853	792,769
ACNB Corp.	4,529	138,044
Allegiance Bancshares, Inc. (b)	13,633	452,207
Amalgamated Bank	2,838	45,436
American National Bankshares, Inc.	6,086	187,997
American River Bankshares	3,241	46,670
Ameris Bancorp	40,968	1,400,286
Ames National Corp.	6,067	156,953
Arrow Financial Corp.	9,057	286,835
Atlantic Capital Bancshares, Inc. (a)	20,721	375,672
BancFirst Corp.	22,349	1,146,504
Bancorp, Inc., Delaware (a)	36,694	446,566
Bank of Commerce Holdings	11,306	118,204
Bank of Marin Bancorp	13,628	519,636
Bank OZK	71,682	1,820,006
BankFinancial Corp.	14,628	165,882
Bankwell Financial Group, Inc.	4,285	121,994
Banner Corp.	19,210	876,744
BayCom Corp. (a)	3,043	64,846
BCB Bancorp, Inc.	9,394	106,528
BOK Financial Corp. (b)	40,141	2,906,208
Boston Private Financial Holdings, Inc.	48,753	475,586
Bridge Bancorp, Inc.	16,145	444,310
Brookline Bancorp, Inc., Delaware	54,555	756,678
Bryn Mawr Bank Corp.	10,749	357,297
C & F Financial Corp.	2,765	125,808
Camden National Corp.	10,935	448,444
Capital City Bank Group, Inc.	17,094	455,555
Capstar Financial Holdings, Inc.	13,933	187,260
Carolina Financial Corp.	12,628	409,147
Carter Bank & Trust	2,583	43,653
Cathay General Bancorp	45,230	1,392,179
CBTX, Inc.	2,299	57,360
Centerstate Banks of Florida, Inc.	72,405	1,464,753
Central Valley Community Bancorp	8,707	149,760
Century Bancorp, Inc. Class A (non-vtg.)	2,504	181,039
Chemung Financial Corp.	4,490	161,191
Citizens Community Bancorp, Inc.	3,814	44,319
Citizens Holding Co.	1,310	27,431
City Holding Co.	11,138	778,769
Civista Bancshares, Inc.	12,037	230,388
CNB Financial Corp., Pennsylvania	11,686	292,968
Codorus Valley Bancorp, Inc.	7,465	153,779
Colony Bankcorp, Inc.	3,930	58,439
Columbia Banking Systems, Inc.	40,980	1,360,536
Commerce Bancshares, Inc. (b)	59,137	3,609,722
Community Bankers Trust Corp.	16,444	134,347
Community Financial Corp.	3,550	112,677
Community Trust Bancorp, Inc.	12,339	477,273
ConnectOne Bancorp, Inc.	26,924	565,673
County Bancorp, Inc.	3,530	86,979
CrossFirst Bankshares, Inc. (a)(b)	4,139	54,842
CVB Financial Corp.	78,520	1,455,761
Eagle Bancorp Montana, Inc.	2,037	39,518
Eagle Bancorp, Inc.	19,770	739,793
East West Bancorp, Inc.	78,416	3,037,836
Enterprise Bancorp, Inc.	7,478	205,421
Enterprise Financial Services Corp.	14,907	570,491
Equity Bancshares, Inc. (a)	10,160	265,989
Farmers & Merchants Bancorp, Inc. (b)	7,012	186,519
Farmers National Banc Corp.	23,198	348,666
Fifth Third Bancorp	384,092	9,371,845
Financial Institutions, Inc.	9,689	260,731
First Bancorp, North Carolina	21,045	675,545
First Bancshares, Inc.	10,617	316,811
First Bank Hamilton New Jersey	14,532	141,687
First Busey Corp.	35,946	793,328
First Capital, Inc. (b)	704	43,296
First Citizens Bancshares, Inc.	5,100	2,311,881
First Community Bankshares, In	14,247	372,702
First Community Corp.	3,289	64,136
First Financial Bancorp, Ohio (b)	54,824	1,129,374
First Financial Bankshares, Inc. (b)	75,890	2,181,079
First Financial Corp., Indiana	8,773	350,481
First Financial Northwest, Inc.	10,995	153,380
First Foundation, Inc.	27,783	402,159
First Guaranty Bancshares, Inc.	7,321	125,043
First Hawaiian, Inc.	70,511	1,688,738
First Internet Bancorp	8,630	209,623
First Interstate Bancsystem, Inc.	30,342	1,033,449
First Merchants Corp.	33,307	1,165,079
First Mid-Illinois Bancshares, Inc.	11,244	316,743
First Midwest Bancorp, Inc., Delaware	59,323	1,076,712
First Northwest Bancorp	6,852	109,084
First of Long Island Corp.	18,772	388,768
Flushing Financial Corp.	19,256	349,593
Fulton Financial Corp.	92,989	1,343,691
German American Bancorp, Inc.	17,425	520,136
Glacier Bancorp, Inc. (b)	53,233	1,985,059
Great Southern Bancorp, Inc.	10,419	534,599
Grupo Financiero Galicia SA sponsored ADR	34,065	430,582
Guaranty Bancshares, Inc. Texas	8,164	225,408
Hancock Whitney Corp.	47,418	1,588,503
Hanmi Financial Corp.	20,339	317,288
HarborOne Bancorp, Inc.	37,204	371,854
Hawthorn Bancshares, Inc.	792	17,218
HBT Financial, Inc.	3,315	51,316
Heartland Financial U.S.A., Inc.	25,414	1,088,990
Heritage Commerce Corp.	29,498	302,649
Heritage Financial Corp., Washington	22,026	510,783
Home Bancshares, Inc.	94,396	1,582,077
HomeTrust Bancshares, Inc.	11,346	269,581
Hope Bancorp, Inc.	71,026	867,227
Horizon Bancorp, Inc. Indiana	31,602	474,662
Howard Bancorp, Inc. (a)	11,970	188,528
Huntington Bancshares, Inc.	544,938	6,686,389
IBERIABANK Corp.	27,485	1,654,322
Independent Bank Corp.	20,718	405,451
Independent Bank Corp., Massachusetts	19,887	1,342,969
Independent Bank Group, Inc.	21,862	1,011,992
International Bancshares Corp.	40,448	1,379,277
Investar Holding Corp.	8,715	186,152
Investors Bancorp, Inc.	149,032	1,570,797
Lakeland Bancorp, Inc.	40,167	578,606
Lakeland Financial Corp. (b)	16,292	665,854
Landmark Bancorp, Inc.	2,434	56,104
LCNB Corp.	12,147	192,287
Live Oak Bancshares, Inc. (b)	19,604	301,313
Macatawa Bank Corp.	20,908	201,553
Mercantil Bank Holding Corp. Class A (a)(b)	10,100	186,446
Mercantile Bank Corp.	12,064	346,116
Midland States Bancorp, Inc.	16,529	393,721
MidWestOne Financial Group, Inc.	11,723	336,802
MutualFirst Financial, Inc.	4,994	167,299
National Bankshares, Inc.	4,034	140,988
NBT Bancorp, Inc.	26,688	899,119
Nicolet Bankshares, Inc. (a)	7,073	470,001
Northeast Bank	7,547	134,337
Northrim Bancorp, Inc.	5,057	176,742
Norwood Financial Corp.	3,432	105,980
Oak Valley Bancorp Oakdale California	5,104	85,186
Old National Bancorp, Indiana (b)	94,128	1,483,457
Old Point Financial Corp.	2,751	72,902
Old Second Bancorp, Inc.	25,460	270,894
Opus Bank	20,997	496,999
Origin Bancorp, Inc.	1,885	57,002
Orrstown Financial Services, Inc.	7,486	133,251
Pacific Mercantile Bancorp (a)	11,962	78,112
Pacific Premier Bancorp, Inc.	34,497	891,058
PacWest Bancorp	61,149	1,934,754
Patriot National Bancorp, Inc.	1,723	23,295
Peapack-Gladstone Financial Corp.	13,648	374,638
Penns Woods Bancorp, Inc.	4,912	148,146
People's Utah Bancorp	12,757	305,785
Peoples Bancorp of North Carolina	2,809	71,433
Peoples Bancorp, Inc.	13,997	399,614
Peoples Financial Services Corp.	4,097	179,940
Peoples United Financial, Inc.	228,249	3,193,204
Pinnacle Financial Partners, Inc.	41,453	2,182,086
Popular, Inc. (b)	52,136	2,501,485
Preferred Bank, Los Angeles (b)	8,774	448,615
Premier Financial Bancorp, Inc.	14,394	239,660
QCR Holdings, Inc.	11,391	433,541
RBB Bancorp	10,860	183,208
Reliant Bancorp, Inc. (b)	8,809	174,859
Renasant Corp.	31,733	898,996
Republic Bancorp, Inc., Kentucky Class A	13,488	482,061
Republic First Bancorp, Inc. (a)	51,967	157,460
S&T Bancorp, Inc.	23,438	770,407
Salisbury Bancorp, Inc.	1,410	62,745
Sandy Spring Bancorp, Inc.	19,903	612,216
SB Financial Group, Inc.	3,090	57,907
SB One Bancorp	5,449	119,442
Seacoast Banking Corp., Florida (a)	27,356	681,164
Select Bancorp, Inc. New (a)	7,749	81,365
ServisFirst Bancshares, Inc.	31,925	1,103,009
Shore Bancshares, Inc.	9,065	141,051
Sierra Bancorp	9,675	230,459
Signature Bank	29,128	3,643,913
Simmons First National Corp. Class A	65,465	1,399,642
SmartFinancial, Inc.	10,154	192,824
Sound Financial Bancorp, Inc.	560	20,513
South State Corp.	18,733	1,276,092
Southern First Bancshares, Inc. (a)	4,670	178,020
Southern National Bancorp of Virginia, Inc.	16,511	234,291
Southside Bancshares, Inc.	22,476	724,177
Spirit of Texas Bancshares, Inc. (a)	2,531	46,672
Stock Yards Bancorp, Inc.	17,937	626,719
Summit Financial Group, Inc.	12,099	265,210
Summit State Bank	3,173	36,743
SVB Financial Group (a)	27,889	5,805,374
TCF Financial Corp.	80,612	2,937,501
Texas Capital Bancshares, Inc. (a)	27,968	1,316,733
The Bank of Princeton	4,360	118,854
The First Bancorp, Inc.	6,253	159,452
TowneBank	45,450	1,048,077
Trico Bancshares	20,207	683,401
TriState Capital Holdings, Inc. (a)	23,198	460,944
Triumph Bancorp, Inc. (a)	13,714	464,493
Trustmark Corp. (b)	42,904	1,154,118
UMB Financial Corp.	27,775	1,615,116
Umpqua Holdings Corp.	113,120	1,740,917
Union Bankshares Corp.	45,844	1,363,401
Union Bankshares, Inc. (b)	2,141	64,187
United Bankshares, Inc., West Virginia (b)	55,910	1,614,681
United Community Bank, Inc.	45,447	1,125,722
United Security Bancshares, Inc.	3,330	37,629
Unity Bancorp, Inc.	5,768	98,806
Univest Corp. of Pennsylvania	18,579	434,749
Valley National Bancorp	173,715	1,615,550
Veritex Holdings, Inc.	28,961	697,091
Washington Trust Bancorp, Inc. (b)	11,648	499,932
Wellesley Bancorp, Inc.	1,635	64,043
WesBanco, Inc.	41,522	1,270,988
West Bancorp., Inc.	9,814	200,696
Westamerica Bancorp. (b)	16,135	932,926
Wintrust Financial Corp.	29,492	1,575,168
Zions Bancorp NA	88,090	3,519,196
		154,524,383
Capital Markets - 1.9%
AGM Group Holdings, Inc. (a)(b)	2,452	37,148
B. Riley Financial, Inc. (b)	16,613	393,064
BGC Partners, Inc. Class A	163,907	763,807
Blucora, Inc. (a)	26,443	460,108
BMB Munai, Inc. (a)(b)	3,376	53,341
Capital Southwest Corp.	11,586	211,213
Capitala Finance Corp.	9,727	70,910
Carlyle Group LP (b)	191,274	5,443,658
China Finance Online Co. Ltd. ADR (a)	845	5,932
China Internet Nationwide Financial Services, Inc. (a)(b)	11,616	7,319
CM Finance, Inc.	10,178	70,025
CME Group, Inc. (b)	197,162	39,199,749
Cowen Group, Inc. Class A (b)	15,542	232,664
Diamond Hill Investment Group, Inc.	2,071	262,458
E*TRADE Financial Corp.	121,008	5,539,746
Focus Financial Partners, Inc. Class A (a)	25,930	705,037
Futu Holdings Ltd. ADR (b)	9,568	110,702
Hamilton Lane, Inc. Class A (b)	18,262	1,134,801
Harvest Capital Credit Corp.	3,546	28,049
Hennessy Advisors, Inc. (b)	3,812	38,692
Horizon Technology Finance Corp.	4,333	46,970
Interactive Brokers Group, Inc. (b)	42,955	2,195,001
INTL FCStone, Inc. (a)	11,087	505,013
LPL Financial	43,662	3,470,256
MarketAxess Holdings, Inc.	20,997	6,809,957
Morningstar, Inc.	25,095	3,686,456
Newtek Business Services Corp. (b)	11,621	220,334
Northern Trust Corp.	115,613	10,146,197
SEI Investments Co.	81,286	4,447,157
Siebert Financial Corp. (a)(b)	13,759	112,824
Silvercrest Asset Management Group Class A	5,385	62,251
T. Rowe Price Group, Inc.	126,977	14,984,556
TD Ameritrade Holding Corp.	296,973	12,541,170
The NASDAQ OMX Group, Inc.	91,149	9,347,330
Tradeweb Markets, Inc. Class A	38,019	1,833,276
U.S. Global Investments, Inc. Class A	15,643	16,894
Value Line, Inc.	5,177	149,305
Victory Capital Holdings, Inc.	5,020	99,245
Virtu Financial, Inc. Class A (b)	72,225	1,358,552
Virtus Investment Partners, Inc.	4,331	478,142
Wins Finance Holdings, Inc. (a)	9,151	90,595
WisdomTree Investments, Inc.	86,714	352,059
XP, Inc. Class A (a)	192,337	6,664,477
Yintech Investment Holdings Ltd. sponsored ADR (a)	5,350	33,170
		134,419,610
Consumer Finance - 0.2%
360 Finance, Inc. ADR (a)	27,817	232,550
Atlanticus Holdings Corp. (a)	2,688	34,944
Consumer Portfolio Services, Inc. (a)	11,810	43,343
Credit Acceptance Corp. (a)(b)	10,452	4,214,246
Encore Capital Group, Inc. (a)(b)	18,864	700,986
EZCORP, Inc. (non-vtg.) Class A (a)	27,154	130,339
First Cash Financial Services, Inc.	24,348	1,872,848
LendingTree, Inc. (a)(b)	7,271	2,005,487
LexinFintech Holdings Ltd. ADR (a)	54,244	631,400
Navient Corp.	127,026	1,426,502
Nicholas Financial, Inc. (a)	4,973	40,430
Oportun Financial Corp. (a)(b)	3,670	77,180
PRA Group, Inc. (a)(b)	26,291	1,020,617
SLM Corp.	236,428	2,451,758
World Acceptance Corp. (a)(b)	5,491	428,847
		15,311,477
Diversified Financial Services - 0.0%
A-Mark Precious Metals, Inc. (a)	3,619	33,331
GWG Holdings, Inc. (a)(b)	1,575	14,695
LM Funding America, Inc. (a)	30,394	25,212
Marlin Business Services Corp.	10,171	199,962
		273,200
Insurance - 0.9%
1347 Property Insurance Holdings, Inc. (a)	2,663	14,780
American National Insurance Co.	16,647	1,637,399
Amerisafe, Inc.	12,030	783,995
Arch Capital Group Ltd. (a)	222,628	9,000,850
Atlas Financial Holdings, Inc. (a)(b)	12,786	7,164
Brighthouse Financial, Inc. (a)	57,053	2,044,780
BRP Group, Inc. (a)(b)	9,910	153,010
Cincinnati Financial Corp.	89,228	8,319,619
Conifer Holdings, Inc. (a)	3,170	11,412
Donegal Group, Inc. Class A	11,965	170,741
eHealth, Inc. (a)(b)	12,724	1,493,161
Enstar Group Ltd. (a)(b)	10,401	1,855,434
Erie Indemnity Co. Class A (b)	25,761	3,681,762
Fanhua, Inc. ADR	19,034	386,390
Fednat Holding Co.	9,090	118,534
Global Indemnity Ltd.	6,861	217,905
Goosehead Insurance (b)	9,050	490,872
Greenlight Capital Re, Ltd. (a)(b)	22,256	187,841
Hallmark Financial Services, Inc. (a)	9,995	141,729
Health Insurance Innovations, Inc. (a)(b)	7,603	223,604
Investors Title Co.	1,165	191,013
James River Group Holdings Ltd.	16,877	682,000
Kingstone Companies, Inc.	5,340	37,514
Kinsale Capital Group, Inc.	12,436	1,510,601
Maiden Holdings Ltd. (a)	82,019	76,278
National General Holdings Corp.	70,945	1,381,299
National Western Life Group, Inc.	2,055	491,001
NI Holdings, Inc. (a)	11,932	168,480
Oxbridge Re Holdings Ltd. (a)(b)	1,344	1,882
Palomar Holdings, Inc.	13,968	709,714
Principal Financial Group, Inc. (b)	148,502	6,592,004
Protective Insurance Corp. Class B	6,937	98,922
Safety Insurance Group, Inc.	9,688	762,833
Selective Insurance Group, Inc.	32,753	1,826,962
Sirius International Insurance (a)	65	536
State Auto Financial Corp.	26,372	658,773
Tiptree, Inc.	19,919	131,067
Trupanion, Inc. (a)(b)	19,285	592,821
Unico American Corp. (a)	761	4,810
United Fire Group, Inc.	17,033	653,045
United Insurance Holdings Corp. (b)	27,483	258,340
Watford Holdings Ltd. (a)	4,731	108,009
Willis Group Holdings PLC	69,307	13,116,350
		60,995,236
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	300,028	5,112,477
Manhattan Bridge Capital, Inc.	5,249	28,082
New York Mortgage Trust, Inc.	163,871	934,065
		6,074,624
Thrifts & Mortgage Finance - 0.2%
America First Tax Exempt Investors LP	39,141	273,204
Bogota Financial Corp. (b)	8,810	89,862
Capitol Federal Financial, Inc.	94,555	1,154,044
Carver Bancorp, Inc. (a)	695	1,588
Columbia Financial, Inc. (a)	72,096	1,118,930
Dime Community Bancshares, Inc.	28,629	480,395
First Defiance Financial Corp.	23,342	558,224
FS Bancorp, Inc.	2,413	115,317
Greene County Bancorp, Inc.	3,965	107,253
Hingham Institution for Savings	1,454	266,024
HMN Financial, Inc. (a)	2,379	48,984
Home Bancorp, Inc.	7,434	245,842
HomeStreet, Inc.	15,703	425,394
Kearny Financial Corp.	52,753	575,535
Meridian Bancorp, Inc. Maryland	33,634	555,297
Meta Financial Group, Inc.	21,290	699,377
MMA Capital Management, LLC (a)	3,757	113,424
NMI Holdings, Inc. (a)	38,659	902,301
Northfield Bancorp, Inc.	40,297	569,397
Northwest Bancshares, Inc.	57,834	803,314
OceanFirst Financial Corp.	40,678	831,458
PB Bancorp, Inc.	4,855	73,747
PCSB Financial Corp.	16,016	294,054
Provident Bancorp, Inc. (a)	14,544	159,839
Prudential Bancorp, Inc.	4,228	69,466
Randolph Bancorp, Inc. (a)	3,346	50,525
Riverview Bancorp, Inc.	11,994	77,361
Severn Bancorp, Inc.	2,731	21,903
Southern Missouri Bancorp, Inc.	6,368	208,998
TFS Financial Corp. (b)	164,814	3,368,798
Timberland Bancorp, Inc.	4,312	100,254
Trustco Bank Corp., New York	71,787	492,459
Washington Federal, Inc.	44,185	1,325,108
Waterstone Financial, Inc.	20,236	336,525
Westfield Financial, Inc.	19,217	169,878
WMI Holdings Corp. (a)	56,673	727,115
WSFS Financial Corp.	32,006	1,102,927
		18,514,121

TOTAL FINANCIALS		390,112,651

HEALTH CARE - 10.4%
Biotechnology - 6.1%
89Bio, Inc. (a)(b)	2,890	103,086
Abeona Therapeutics, Inc. (a)	21,245	65,435
AC Immune SA (a)	40,225	276,346
ACADIA Pharmaceuticals, Inc. (a)	86,281	3,687,650
Acceleron Pharma, Inc. (a)	30,080	2,584,774
Acorda Therapeutics, Inc. (a)(b)	24,577	35,391
Adamas Pharmaceuticals, Inc. (a)(b)	14,212	64,807
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	51,389	186,028
ADMA Biologics, Inc. (a)	46,418	135,308
Aduro Biotech, Inc. (a)	67,771	206,702
Adverum Biotechnologies, Inc. (a)	38,583	474,957
Aeglea BioTherapeutics, Inc. (a)	17,024	116,274
AEterna Zentaris, Inc. (a)	23,853	19,082
Affimed NV (a)	66,074	155,935
Agenus, Inc. (a)(b)	89,781	227,146
Agios Pharmaceuticals, Inc. (a)(b)	39,359	1,868,765
Aileron Therapeutics, Inc. (a)(b)	30,009	17,534
Aimmune Therapeutics, Inc. (a)(b)	37,257	887,089
Akebia Therapeutics, Inc. (a)	62,149	551,262
Akero Therapeutics, Inc. (a)(b)	10,258	223,317
Albireo Pharma, Inc. (a)	8,861	207,170
Aldeyra Therapeutics, Inc. (a)	13,303	50,551
Alector, Inc. (b)	37,660	1,034,897
Alexion Pharmaceuticals, Inc. (a)	122,959	11,561,835
Alkermes PLC (a)	86,661	1,806,015
Allakos, Inc. (a)(b)	27,215	1,696,311
Allogene Therapeutics, Inc. (a)(b)	67,741	1,829,007
Alnylam Pharmaceuticals, Inc. (a)	62,053	7,301,156
Alpine Immune Sciences, Inc. (a)	7,313	23,255
Alterity Therapeutics Ltd. ADR (a)	12,128	7,253
Altimmune, Inc. (a)(b)	14,423	53,365
AMAG Pharmaceuticals, Inc. (a)(b)	20,946	162,332
Amarin Corp. PLC ADR (a)(b)	195,665	2,870,406
Amgen, Inc.	326,169	65,145,734
Amicus Therapeutics, Inc. (a)	149,327	1,425,326
AnaptysBio, Inc. (a)	14,537	217,328
Anavex Life Sciences Corp. (a)(b)	43,868	167,137
Anika Therapeutics, Inc. (a)	7,769	324,433
Apellis Pharmaceuticals, Inc. (a)	42,020	1,454,732
Applied Genetic Technologies Corp. (a)	13,372	63,250
Applied Therapeutics, Inc. (a)	10,816	449,405
Aprea Therapeutics, Inc. (b)	4,309	147,799
Aptevo Therapeutics, Inc. (a)	52,050	22,382
Aptinyx, Inc. (a)	17,575	56,592
Aptorum Group Ltd. (a)(b)	470	2,820
Aptose Biosciences, Inc. (a)	45,727	366,273
AquaBounty Technologies, Inc. (a)(b)	28,451	50,074
AquaMed Technologies, Inc. (c)	19,156	0
Aravive, Inc. (a)	9,077	77,518
Arbutus Biopharma Corp. (a)	47,582	138,939
Arcturus Therapeutics Holdings, Inc. (a)	13,473	186,601
Ardelyx, Inc. (a)	40,567	280,724
Arena Pharmaceuticals, Inc. (a)	27,622	1,231,941
Argenx SE ADR (a)(b)	12,593	1,780,398
Arrowhead Pharmaceuticals, Inc. (a)	52,260	1,847,914
Artara Therapeutics, Inc. (a)	2,158	61,503
Ascendis Pharma A/S sponsored ADR (a)	26,172	3,412,305
Assembly Biosciences, Inc. (a)	19,533	353,938
Atara Biotherapeutics, Inc. (a)(b)	35,302	428,919
Athenex, Inc. (a)(b)	47,887	585,179
Athersys, Inc. (a)(b)	104,254	125,105
Atreca, Inc. (b)	4,497	106,309
aTyr Pharma, Inc.	5,845	21,685
Aurinia Pharmaceuticals, Inc. (a)	61,182	1,070,685
Autolus Therapeutics Ltd. ADR (a)(b)	19,943	163,134
AVEO Pharmaceuticals, Inc. (a)	8,983	39,525
Avid Bioservices, Inc. (a)	31,449	198,129
Avita Medical Ltd. ADR (a)(b)	17,921	137,812
AVROBIO, Inc. (a)	16,680	321,924
Axovant Gene Therapies Ltd. (a)(b)	20,115	58,937
BeiGene Ltd. ADR (a)	22,731	3,599,454
Bellicum Pharmaceuticals, Inc. (a)(b)	2,921	26,289
BELLUS Health, Inc. (a)	11,467	99,784
BeyondSpring, Inc. (a)(b)	11,563	183,620
Bio Path Holdings, Inc. (a)(b)	1,554	8,516
BioCryst Pharmaceuticals, Inc. (a)	99,248	297,744
Biogen, Inc. (a)	99,109	30,564,225
BioLine RX Ltd. sponsored ADR (a)(b)	5,772	10,851
BioMarin Pharmaceutical, Inc. (a)	100,202	9,055,255
BioNTech SE ADR (a)(b)	9,738	341,804
Biospecifics Technologies Corp. (a)	5,980	330,036
BioXcel Therapeutics, Inc. (a)	10,905	408,938
Black Diamond Therapeutics, Inc. (a)(b)	20,043	540,961
bluebird bio, Inc. (a)(b)	30,565	2,210,766
Blueprint Medicines Corp. (a)	27,301	1,477,803
BrainStorm Cell Therpeutic, Inc. (a)	26,917	187,881
Bridgebio Pharma, Inc. (b)	70,141	2,236,095
Cabaletta Bio, Inc. (a)	4,128	61,672
Calithera Biosciences, Inc. (a)	35,631	230,889
Calyxt, Inc. (a)	20,759	130,989
Cancer Genetics, Inc. (a)	4,795	17,598
Capricor Therapeutics, Inc. (a)	2,408	2,841
CareDx, Inc. (a)	24,964	581,911
CASI Pharmaceuticals, Inc. (a)(b)	57,733	102,187
Castle Biosciences, Inc.	5,948	178,083
Catabasis Pharmaceuticals, Inc. (a)	13,251	64,665
Catalyst Biosciences, Inc. (a)	8,396	48,445
Catalyst Pharmaceutical Partners, Inc. (a)	57,815	243,401
Celldex Therapeutics, Inc. (a)	25,901	68,120
Cellectis SA sponsored ADR (a)	14,531	226,974
Cellular Biomedicine Group, Inc. (a)	11,474	183,125
Celsion Corp. (a)(b)	19,262	20,032
Checkpoint Therapeutics, Inc. (a)	3,982	6,969
ChemoCentryx, Inc. (a)	33,083	1,480,464
Chimerix, Inc. (a)	38,096	67,430
China Biologic Products Holdings, Inc. (a)(b)	21,949	2,532,256
Cidara Therapeutics, Inc. (a)(b)	20,085	58,247
Clementia Pharmaceuticals, Inc. rights 12/31/99 (a)(c)	21,066	28,439
Cleveland Biolabs, Inc. (a)(b)	5,822	19,445
Clovis Oncology, Inc. (a)(b)	41,072	309,272
Coherus BioSciences, Inc. (a)	41,375	800,606
Conatus Pharmaceuticals, Inc. (a)	78,690	31,090
Concert Pharmaceuticals, Inc. (a)	16,713	141,392
Constellation Pharmaceuticals, Inc. (a)	23,335	824,659
ContraFect Corp. (a)(b)	9,744	85,747
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	45,502	215,679
Cortexyme, Inc. (b)	12,686	637,472
Corvus Pharmaceuticals, Inc. (a)(b)	26,261	90,338
Crinetics Pharmaceuticals, Inc. (a)(b)	14,734	303,226
CRISPR Therapeutics AG (a)(b)	32,975	1,762,514
CTI BioPharma Corp. (a)(b)	59,493	58,386
CTI BioPharma Corp. rights 3/2/20 (a)	53,788	1
Cue Biopharma, Inc. (a)(b)	14,498	253,570
Curis, Inc. (a)	67,371	87,582
Cyclacel Pharmaceuticals, Inc. (a)	62,636	33,517
Cyclerion Therapeutics, Inc. (a)(b)	14,506	62,086
Cytokinetics, Inc. (a)(b)	37,780	526,653
CytomX Therapeutics, Inc. (a)	23,173	155,027
DBV Technologies SA sponsored ADR (a)(b)	18,600	182,094
Deciphera Pharmaceuticals, Inc. (a)	29,137	1,551,254
DelMar Pharmaceuticals, Inc. (a)(b)	2,797	1,356
Denali Therapeutics, Inc. (a)(b)	54,017	1,067,916
Dicerna Pharmaceuticals, Inc. (a)	40,083	791,238
Dyadic International, Inc. (a)(b)	10,556	62,175
Dynavax Technologies Corp. (a)(b)	55,080	217,291
Eagle Pharmaceuticals, Inc. (a)(b)	7,815	358,709
Edge Therapeutics, Inc. (a)	11,050	13,039
Editas Medicine, Inc. (a)(b)	29,210	647,878
Eidos Therapeutics, Inc. (a)(b)	21,341	1,079,428
Eiger Biopharmaceuticals, Inc. (a)	12,883	122,260
Enanta Pharmaceuticals, Inc. (a)(b)	12,816	652,078
Enlivex Therapeutics Ltd. (a)(b)	620	5,549
Enochian Biosciences, Inc. (a)(b)	2,164	7,055
Epizyme, Inc. (a)(b)	55,635	1,192,258
Esperion Therapeutics, Inc. (a)(b)	15,036	759,168
Evelo Biosciences, Inc. (a)(b)	11,710	59,253
Exact Sciences Corp. (a)(b)	81,142	6,568,445
Exelixis, Inc. (a)	167,513	3,114,067
Fate Therapeutics, Inc. (a)	43,000	1,255,600
FibroGen, Inc. (a)	50,116	2,094,849
Five Prime Therapeutics, Inc. (a)	18,559	71,081
Flexion Therapeutics, Inc. (a)(b)	22,770	359,538
Fortress Biotech, Inc. (a)	88,155	188,652
Forty Seven, Inc. (a)	26,500	1,537,000
Forward Pharma A/S sponsored ADR (a)(b)	499	3,104
Frequency Therapeutics, Inc. (b)	8,459	183,222
G1 Therapeutics, Inc. (a)	19,940	357,724
Galapagos Genomics NV sponsored ADR (a)(b)	4,997	1,056,166
Galectin Therapeutics, Inc. (a)(b)	32,120	68,094
Galmed Pharmaceuticals Ltd. (a)(b)	19,960	97,604
Gamida Cell Ltd. (a)(b)	3,734	16,206
Genfit ADR (b)	3,215	49,254
Genmab A/S ADR	12,624	287,575
Genocea Biosciences, Inc. (a)	2,597	4,545
GenVec, Inc. rights (a)(c)	385	0
Geron Corp. (a)(b)	151,313	174,010
Gilead Sciences, Inc.	693,999	48,135,771
Global Blood Therapeutics, Inc. (a)	33,961	2,172,146
GlycoMimetics, Inc. (a)(b)	25,873	93,660
Gossamer Bio, Inc. (b)	30,852	405,087
Grifols SA ADR	76,235	1,632,191
Gritstone Oncology, Inc. (a)(b)	22,773	191,293
Halozyme Therapeutics, Inc. (a)(b)	85,219	1,667,736
Harpoon Therapeutics, Inc.	6,726	103,177
Heron Therapeutics, Inc. (a)(b)	53,082	989,979
Homology Medicines, Inc. (a)	24,210	387,360
Hookipa Pharma, Inc. (b)	4,915	48,757
I-Mab ADR	7,719	94,944
Idera Pharmaceuticals, Inc. (a)(b)	34,140	54,283
IGM Biosciences, Inc. (a)(b)	7,477	384,393
Immunic, Inc. (a)	3,262	25,313
ImmunoGen, Inc. (a)	88,917	395,681
Immunomedics, Inc. (a)(b)	108,124	1,729,984
Immunovant, Inc. (a)(b)	5,197	81,749
Incyte Corp. (a)	120,649	9,098,141
Infinity Pharmaceuticals, Inc. (a)	33,793	39,538
InflaRx NV (a)(b)	14,516	61,548
Inovio Pharmaceuticals, Inc. (a)(b)	50,135	214,578
Insmed, Inc. (a)	50,666	1,261,583
Intec Pharma Ltd. (a)(b)	27,156	8,114
Intellia Therapeutics, Inc. (a)(b)	30,035	400,967
Intercept Pharmaceuticals, Inc. (a)(b)	17,915	1,647,105
Ionis Pharmaceuticals, Inc. (a)	78,604	3,991,511
Iovance Biotherapeutics, Inc. (a)(b)	69,225	2,278,195
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	92,362	1,112,038
Iveric Bio, Inc. (a)	29,247	158,957
Jounce Therapeutics, Inc. (a)(b)	23,443	105,962
Kalvista Pharmaceuticals, Inc. (a)	14,657	197,137
Kamada (a)(b)	21,224	123,099
Karuna Therapeutics, Inc. (a)(b)	14,522	1,267,190
Karyopharm Therapeutics, Inc. (a)	36,698	599,645
Kezar Life Sciences, Inc. (a)	12,206	53,462
Kindred Biosciences, Inc. (a)	28,794	312,991
Kiniksa Pharmaceuticals Ltd. (a)(b)	13,830	255,302
Kodiak Sciences, Inc. (a)(b)	22,226	1,421,797
Krystal Biotech, Inc. (a)(b)	10,024	535,783
Kura Oncology, Inc. (a)	36,605	441,822
La Jolla Pharmaceutical Co. (a)(b)	17,647	120,000
Leap Therapeutics, Inc. (a)(b)	34,772	83,801
Lexicon Pharmaceuticals, Inc. (a)(b)	55,890	155,095
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	10,064	941,990
General CVR (a)	1,518	4
Glucagon CVR (a)	1,518	38
rights (a)	1,518	5
TR Beta CVR (a)	1,518	334
LogicBio Therapeutics, Inc. (a)(b)	12,645	101,666
Macrogenics, Inc. (a)	36,183	317,325
Madrigal Pharmaceuticals, Inc. (a)(b)	9,317	802,846
Magenta Therapeutics, Inc. (a)(b)	21,391	251,558
MannKind Corp. (a)(b)	116,841	148,388
Marker Therapeutics, Inc. (a)(b)	38,560	95,243
MediciNova, Inc. (a)(b)	25,966	109,057
MEI Pharma, Inc. (a)	46,651	90,036
MeiraGTx Holdings PLC (a)(b)	20,488	331,906
Mereo Biopharma Group PLC:
ADR (a)(b)	8,456	15,644
rights (a)(c)	66,222	1
Mersana Therapeutics, Inc. (a)	31,587	273,543
Merus BV (a)(b)	16,443	277,887
Mesoblast Ltd. sponsored ADR (a)	11,676	82,783
Minerva Neurosciences, Inc. (a)	26,661	194,092
Miragen Therapeutics, Inc. (a)	30,380	22,557
Mirati Therapeutics, Inc. (a)(b)	22,127	1,980,145
Mirum Pharmaceuticals, Inc. (a)(b)	5,427	89,871
Moderna, Inc. (a)(b)	184,112	4,774,024
Molecular Templates, Inc. (a)	21,082	339,209
Momenta Pharmaceuticals, Inc. (a)	64,022	1,811,182
Morphic Holding, Inc. (b)	3,835	60,593
Morphosys AG sponsored ADR (a)(b)	11,095	296,126
Mustang Bio, Inc. (a)	16,234	47,403
Myriad Genetics, Inc. (a)	40,846	719,707
NantKwest, Inc. (a)(b)	57,004	275,899
Natera, Inc. (a)	44,429	1,684,081
Neoleukin Therapeutics, Inc. (a)	21,270	206,319
Neon Therapeutics, Inc. (a)(b)	22,419	33,629
Neubase Therapeutics, Inc. (a)	2,551	18,214
Neurobo Pharmaceuticals, Inc. (a)(b)	612	9,425
Neurobo Pharmaceuticals, Inc. rights (a)(c)	15,305	0
Neurocrine Biosciences, Inc. (a)	51,373	4,865,023
NewLink Genetics Corp. (a)(b)	37,734	51,696
NextCure, Inc. (b)	13,380	558,749
Novavax, Inc. (a)(b)	16,621	265,936
NuCana PLC ADR (a)(b)	7,160	29,428
Nymox Pharmaceutical Corp. (a)(b)	41,592	118,745
ObsEva SA (a)(b)	34,218	103,681
Ocugen, Inc. (a)	1,145	515
OncoMed Pharmaceuticals, Inc. rights (a)(c)	66,222	1
OncoSec Medical, Inc. (a)	6,995	9,723
Oncternal Therapeutics, Inc. (a)(b)	4,320	15,638
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
Opko Health, Inc. (a)(b)	417,711	626,567
Orchard Therapeutics PLC ADR (a)	19,877	256,215
Organogenesis Holdings, Inc. Class A (a)	1,911	7,491
Organovo Holdings, Inc. (a)	121,146	39,130
Outlook Therapeutics, Inc. (a)(b)	25,028	19,021
OvaScience, Inc. (a)	2,106	16,195
Ovid Therapeutics, Inc. (a)	44,626	146,373
Oyster Point Pharma, Inc. (a)	5,622	199,075
PDL BioPharma, Inc. (a)	72,841	247,659
PhaseBio Pharmaceuticals, Inc. (a)(b)	19,878	83,686
Pieris Pharmaceuticals, Inc. (a)(b)	45,039	140,071
Pluristem Therapeutics, Inc. (a)(b)	16,193	60,724
Polarityte, Inc. (a)	16,092	21,885
Portola Pharmaceuticals, Inc. (a)(b)	45,748	462,512
Precigen, Inc. (a)(b)	89,597	339,573
Precision BioSciences, Inc. (a)	30,313	242,807
Prevail Therapeutics, Inc.	5,644	72,130
Principia Biopharma, Inc. (a)	18,622	1,202,236
Progenics Pharmaceuticals, Inc. (a)	44,482	209,955
ProQR Therapeutics BV (a)	29,511	209,233
Protagonist Therapeutics, Inc. (a)(b)	18,825	146,835
Proteostasis Therapeutics, Inc. (a)(b)	39,785	62,065
Prothena Corp. PLC (a)	28,527	304,098
PTC Therapeutics, Inc. (a)	35,540	1,949,014
Puma Biotechnology, Inc. (a)(b)	19,906	214,089
Ra Pharmaceuticals, Inc. (a)	27,123	1,268,271
Radius Health, Inc. (a)	28,364	597,346
RAPT Therapeutics, Inc. (a)	3,272	64,687
Recro Pharma, Inc. (a)	13,660	195,884
Regeneron Pharmaceuticals, Inc. (a)	59,372	26,395,010
REGENXBIO, Inc. (a)	20,288	811,520
Regulus Therapeutics, Inc. (a)(b)	26,459	19,651
Repligen Corp. (a)	28,454	2,435,662
Replimune Group, Inc. (a)(b)	18,986	263,336
Retrophin, Inc. (a)	30,831	477,726
Revolution Medicines, Inc.	29,400	919,338
Rhythm Pharmaceuticals, Inc. (a)(b)	30,766	587,015
Rigel Pharmaceuticals, Inc. (a)	85,359	180,961
Rocket Pharmaceuticals, Inc. (a)(b)	28,198	549,579
Rubius Therapeutics, Inc. (a)(b)	48,503	405,970
Sage Therapeutics, Inc. (a)(b)	28,483	1,338,701
Salarius Pharmaceuticals, Inc. (a)(b)	4,894	4,233
Salarius Pharmaceuticals, Inc. rights (a)(c)	122,366	15,051
Sangamo Therapeutics, Inc. (a)(b)	63,203	539,122
Sarepta Therapeutics, Inc. (a)(b)	41,311	4,728,870
Savara, Inc. (a)(b)	23,271	53,291
Scholar Rock Holding Corp. (a)(b)	17,412	245,683
Seattle Genetics, Inc. (a)	95,697	10,896,060
Selecta Biosciences, Inc. (a)(b)	39,533	158,132
Sellas Life Sciences Group, Inc. (a)(b)	832	1,731
Seneca Biopharma, Inc. (a)(b)	816	758
Seres Therapeutics, Inc. (a)(b)	36,830	115,646
Sesen Bio, Inc. (a)	53,077	40,339
Sierra Oncology, Inc. (a)(b)	1,212	14,059
Sinovac Biotech Ltd. (a)(b)(c)	27,717	179,329
Soleno Therapeutics, Inc. (a)(b)	6,062	16,852
Solid Biosciences, Inc. (a)(b)	21,532	71,056
Sophiris Bio, Inc. (a)(b)	50,621	27,102
Sorrento Therapeutics, Inc. (a)(b)	96,759	209,967
Spectrum Pharmaceuticals, Inc. (a)	62,195	177,878
Spero Therapeutics, Inc. (a)	2,790	26,617
Spero Therapeutics, Inc. rights 3/3/20 (a)	424	229
Spring Bank Pharmaceuticals, Inc. (a)(b)	7,420	10,165
Springworks Therapeutics, Inc. (a)(b)	6,106	195,148
Stemline Therapeutics, Inc. (a)(b)	33,671	202,699
Stoke Therapeutics, Inc. (b)	11,768	291,258
Summit Therapeutics PLC sponsored ADR (a)(b)	1,658	2,288
Sunesis Pharmaceuticals, Inc. (a)(b)	57,085	56,234
Surface Oncology, Inc. (a)(b)	21,797	68,879
Sutro Biopharma, Inc. (a)	4,192	40,788
Syndax Pharmaceuticals, Inc. (a)	20,405	192,011
Synlogic, Inc. (a)	16,162	33,294
Syros Pharmaceuticals, Inc. (a)	30,508	178,472
T2 Biosystems, Inc. (a)(b)	39,511	27,239
TCR2 Therapeutics, Inc.	5,219	62,002
Tenax Therapeutics, Inc. (a)	31,497	36,222
TG Therapeutics, Inc. (a)(b)	56,257	706,025
Therapix Biosciences Ltd. ADR (a)(b)	9,380	4,691
Tobira Therapeutics, Inc. rights (a)(c)	6,103	50,228
Tocagen, Inc. (a)(b)	27,851	39,548
TONIX Pharmaceuticals Holding (a)(b)	1,253	1,353
TRACON Pharmaceuticals, Inc. (a)(b)	6,894	20,958
Translate Bio, Inc. (a)(b)	32,385	245,478
Trevena, Inc. (a)	26,067	18,633
Trillium Therapeutics, Inc. (a)	17,248	87,102
Turning Point Therapeutics, Inc. (b)	20,535	1,017,920
Twist Bioscience Corp. (a)(b)	19,707	603,428
Tyme, Inc. (a)(b)	74,416	88,555
Ultragenyx Pharmaceutical, Inc. (a)(b)	31,680	1,776,614
uniQure B.V. (a)	24,750	1,273,635
United Therapeutics Corp. (a)	24,437	2,516,034
UNITY Biotechnology, Inc. (a)(b)	24,125	144,991
Unum Therapeutics, Inc. (a)(b)	12,548	8,407
UroGen Pharma Ltd. (a)(b)	14,300	389,818
Vanda Pharmaceuticals, Inc. (a)	37,096	409,169
Vaxart, Inc. (a)	30,160	86,559
VBI Vaccines, Inc. (a)	76,721	92,065
VBL Therapeutics (a)(b)	11,422	17,019
Veracyte, Inc. (a)	28,688	708,307
Verastem, Inc. (a)(b)	62,032	173,069
Vericel Corp. (a)	28,959	447,127
Vertex Pharmaceuticals, Inc. (a)	141,740	31,754,012
Viela Bio, Inc. (b)	5,228	228,150
Viking Therapeutics, Inc. (a)(b)	50,577	299,416
Vir Biotechnology, Inc. (a)(b)	32,150	1,494,975
VistaGen Therapeutics, Inc. (a)(b)	32,116	16,456
Voyager Therapeutics, Inc. (a)	19,838	216,234
vTv Therapeutics, Inc. Class A (a)(b)	41,535	142,050
X4 Pharmaceuticals, Inc. (a)	6,823	72,870
Xbiotech, Inc. (a)(b)	27,465	336,721
Xencor, Inc. (a)	34,163	1,109,956
Xenon Pharmaceuticals, Inc. (a)	19,242	277,470
XOMA Corp. (a)	6,346	154,208
Y-mAbs Therapeutics, Inc. (a)	24,262	713,788
Yield10 Bioscience, Inc. (a)(b)	117	771
Zafgen, Inc. (a)(b)	32,424	36,963
Zai Lab Ltd. ADR (a)	21,972	1,207,801
Zealand Pharma A/S sponsored ADR (a)(b)	4,264	141,437
ZIOPHARM Oncology, Inc. (a)(b)	117,061	361,718
		432,743,065
Health Care Equipment & Supplies - 2.0%
Abiomed, Inc. (a)	24,725	3,715,179
Accuray, Inc. (a)(b)	66,563	197,359
Aethlon Medical, Inc. (a)	2,749	7,505
Align Technology, Inc. (a)	43,168	9,425,733
Alphatec Holdings, Inc. (a)	34,885	204,077
Angiodynamics, Inc. (a)	20,203	232,132
Antares Pharma, Inc. (a)	98,062	303,992
Atossa Therapeutics, Inc. (a)(b)	9,613	11,632
Atricure, Inc. (a)	21,627	830,909
Atrion Corp.	1,183	729,095
AxoGen, Inc. (a)	19,730	244,257
Axonics Modulation Technologies, Inc. (a)(b)	19,446	689,263
Bellerophon Therapeutics, Inc. (a)(b)	5,729	40,103
Beyond Air, Inc. (a)	3,324	27,523
BioLase Technology, Inc. (a)(b)	6,537	4,216
BioLife Solutions, Inc. (a)(b)	13,623	192,765
BioSig Technologies, Inc. (a)(b)	9,591	34,719
Bovie Medical Corp. (a)	6,528	39,494
Cardiovascular Systems, Inc. (a)	20,257	762,068
Cerus Corp. (a)	91,130	468,408
Chembio Diagnostics, Inc. (a)(b)	20,145	89,645
Chf Solutions, Inc. (a)	9,440	4,437
ConforMis, Inc. (a)(b)	88,612	69,046
CryoPort, Inc. (a)(b)	22,094	368,970
Cutera, Inc. (a)	7,173	177,747
CytoSorbents Corp. (a)(b)	23,932	144,310
Dare Bioscience, Inc. (a)(b)	29,994	32,693
Dentsply Sirona, Inc.	121,758	5,995,364
DexCom, Inc. (a)	50,245	13,867,620
EDAP TMS SA sponsored ADR (a)	33,404	127,937
Ekso Bionics Holdings, Inc. (a)(b)	46,881	13,999
electroCore, Inc. (a)(b)	23,325	17,030
Endologix, Inc. (a)(b)	8,953	11,191
ENDRA Life Sciences, Inc. (a)(b)	35,458	38,649
Establishment Labs Holdings, Inc. (a)(b)	8,660	175,192
Fonar Corp. (a)	3,366	67,253
Genmark Diagnostics, Inc. (a)	39,251	136,986
Heska Corp. (a)(b)	4,843	462,361
Hologic, Inc. (a)	144,663	6,816,521
ICU Medical, Inc. (a)	11,443	2,240,654
IDEXX Laboratories, Inc. (a)	47,199	12,012,617
InMode Ltd. (a)(b)	18,100	596,214
Innocoll Holdings PLC rights (a)(c)	9,257	0
Inogen, Inc. (a)	12,245	560,576
Insulet Corp. (a)	34,065	6,471,328
Integra LifeSciences Holdings Corp. (a)(b)	47,773	2,488,973
IntriCon Corp. (a)(b)	5,239	77,956
Intuitive Surgical, Inc. (a)	62,921	33,597,297
InVivo Therapeutics Holdings Corp. (a)(b)	110	677
IRadimed Corp. (a)	7,542	179,047
iRhythm Technologies, Inc. (a)(b)	15,038	1,307,855
Iridex Corp. (a)	4,918	13,918
Itamar Medical Ltd. ADR (a)	3,181	45,520
Kewaunee Scientific Corp.	1,782	20,564
Lantheus Holdings, Inc. (a)	21,338	331,806
LeMaitre Vascular, Inc. (b)	13,069	372,467
Lianluo Smart Ltd. (a)(b)	837	633
LivaNova PLC (a)(b)	26,912	1,876,305
Masimo Corp. (a)	28,797	4,703,414
Meridian Bioscience, Inc.	27,533	219,989
Merit Medical Systems, Inc. (a)	30,666	1,104,283
Mesa Laboratories, Inc. (b)	2,576	616,411
Microbot Medical, Inc. (a)(b)	2,681	22,520
Misonix, Inc. (a)	7,809	108,155
Motus GI Holdings, Inc. (a)(b)	7,140	10,210
Natus Medical, Inc. (a)	21,147	568,431
Neogen Corp. (a)	29,057	1,765,213
Neovasc, Inc. (a)	8,602	22,365
Neuronetics, Inc. (a)	13,311	38,535
Novocure Ltd. (a)(b)	54,817	3,987,937
NuVasive, Inc. (a)	28,894	1,901,514
Obalon Therapeutics, Inc. (a)(b)	4,977	6,968
OraSure Technologies, Inc. (a)	31,978	192,827
Orthofix International NV (a)	10,129	357,959
OrthoPediatrics Corp. (a)	10,002	464,293
Oxford Immunotec Global PLC (a)	18,869	248,693
Pro-Dex, Inc. (a)	5,104	93,454
Pulse Biosciences, Inc. (a)(b)	12,866	88,132
Quidel Corp. (a)	23,501	1,815,217
Quotient Ltd. (a)(b)	54,054	328,648
Repro Medical Systems, Inc. (a)	8,489	68,761
ReWalk Robotics Ltd. (a)(b)	11,372	8,350
Rockwell Medical Technologies, Inc. (a)(b)	48,247	135,574
RTI Biologics, Inc. (a)	44,518	164,717
Seaspine Holdings Corp. (a)	16,598	234,530
Second Sight Medical Products, Inc. (a)(b)	9,212	39,704
Shockwave Medical, Inc. (a)	15,995	642,039
SI-BONE, Inc. (a)	13,729	265,107
Sientra, Inc. (a)	30,923	129,567
Silk Road Medical, Inc.	17,813	709,848
SmileDirectClub, Inc. (a)(b)	57,786	432,239
Soliton, Inc. (b)	6,531	68,771
Staar Surgical Co. (a)	23,445	735,704
STRATA Skin Sciences, Inc. (a)	17,447	27,043
SurModics, Inc. (a)	7,764	271,041
Tactile Systems Technology, Inc. (a)(b)	10,542	531,422
Tandem Diabetes Care, Inc. (a)	32,090	2,395,839
Thermogenesis Holdings, Inc. (a)(b)	530	2,109
TransMedics Group, Inc. (b)	8,492	133,324
Trinity Biotech PLC sponsored ADR (a)(b)	13,909	19,890
Utah Medical Products, Inc.	3,485	304,589
Varex Imaging Corp. (a)	21,352	495,793
Vermillion, Inc. (a)(b)	34,227	27,039
ViewRay, Inc. (a)(b)	88,919	255,198
Viveve Medical, Inc. (a)	620	676
Wright Medical Group NV (a)	67,369	2,037,912
Zosano Pharma Corp. (a)(b)	6,478	4,722
Zynex, Inc. (a)(b)	21,069	274,318
		138,052,781
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)(b)	68,435	1,479,565
Acadia Healthcare Co., Inc. (a)	48,686	1,441,106
Addus HomeCare Corp. (a)	9,146	697,565
Amedisys, Inc. (a)	17,533	3,050,917
Apollo Medical Holdings, Inc. (a)	13,452	235,006
BioScrip, Inc. (a)	60,191	887,817
BioTelemetry, Inc. (a)	18,811	803,606
Catasys, Inc. (a)(b)	15,400	232,848
Corvel Corp. (a)	11,553	796,464
Covetrus, Inc. (a)	61,295	680,987
Cross Country Healthcare, Inc. (a)	19,440	184,291
Digirad Corp. (a)	1,225	3,075
Exagen, Inc. (a)(b)	4,166	71,155
Five Star Sr Living, Inc. (a)	11,066	52,453
Fulgent Genetics, Inc. (a)	13,050	193,662
Guardant Health, Inc. (a)(b)	51,575	4,484,962
HealthEquity, Inc. (a)	38,952	2,765,202
Henry Schein, Inc. (a)	78,771	4,800,305
Interpace Diagnostics Group, Inc. (a)(b)	6,839	56,217
LHC Group, Inc. (a)	17,206	2,089,841
Magellan Health Services, Inc. (a)	15,031	902,010
National Research Corp. Class A	15,817	869,777
Patterson Companies, Inc.	53,059	1,262,274
Pennant Group, Inc. (a)	18,112	492,103
PetIQ, Inc. Class A (a)(b)	13,183	409,991
Premier, Inc. (a)	38,385	1,129,671
Progyny, Inc. (a)(b)	48,194	1,326,781
Providence Service Corp. (a)	8,365	516,790
Psychemedics Corp.	3,315	29,305
R1 RCM, Inc. (a)	66,926	821,851
RadNet, Inc. (a)	29,653	605,811
Sharps Compliance Corp. (a)	5,820	35,269
Surgery Partners, Inc. (a)	21,933	360,140
The Ensign Group, Inc.	31,855	1,417,548
The Joint Corp. (a)(b)	11,979	177,649
Tivity Health, Inc. (a)	28,395	359,765
		35,723,779
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	93,091	701,906
Cerner Corp.	171,138	11,854,729
Change Healthcare, Inc. (b)	72,895	990,643
Computer Programs & Systems, Inc.	10,872	291,152
Health Catalyst, Inc.	13,659	414,960
HealthStream, Inc. (a)	20,504	498,657
HMS Holdings Corp. (a)	48,095	1,104,742
HTG Molecular Diagnostics (a)(b)	54,140	31,401
iCAD, Inc. (a)	17,717	235,990
Inovalon Holdings, Inc. Class A (a)(b)	44,722	871,185
Livongo Health, Inc. (b)	53,884	1,347,639
Medical Transcription Billing Corp. (a)	18,156	99,132
NantHealth, Inc. (a)(b)	64,525	146,472
Nextgen Healthcare, Inc. (a)	41,534	543,265
Omnicell, Inc. (a)	23,057	1,878,454
OptimizeRx Corp. (a)(b)	10,189	85,078
SCWorx, Corp. (a)(b)	3,428	8,604
Simulations Plus, Inc. (b)	11,572	376,784
Streamline Health Solutions, Inc. (a)	5,177	6,627
Tabula Rasa HealthCare, Inc. (a)(b)	12,248	687,970
Telemynd, Inc. (a)(c)	9,238	0
		22,175,390
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)(b)	11,871	946,119
Accelerate Diagnostics, Inc. (a)(b)	34,486	441,766
Adaptive Biotechnologies Corp. (b)	69,804	1,961,492
Bio-Techne Corp.	20,994	3,965,557
Bruker Corp.	84,271	3,670,845
Champions Oncology, Inc. (a)	13,144	82,807
ChromaDex, Inc. (a)(b)	43,892	161,961
Codexis, Inc. (a)(b)	37,155	432,856
Compugen Ltd. (a)(b)	44,192	400,821
Fluidigm Corp. (a)	46,950	155,874
Harvard Bioscience, Inc. (a)	31,153	100,936
ICON PLC (a)	30,193	4,711,920
Illumina, Inc. (a)	80,246	21,318,955
Luminex Corp.	23,369	578,616
Medpace Holdings, Inc. (a)	19,992	1,798,080
Nanostring Technologies, Inc. (a)	21,629	771,290
NeoGenomics, Inc. (a)	58,258	1,650,449
Pacific Biosciences of California, Inc. (a)	93,912	319,301
Personalis, Inc. (a)(b)	20,456	178,581
PPD, Inc.	187,335	5,222,900
PRA Health Sciences, Inc. (a)	34,242	3,225,596
Quanterix Corp. (a)(b)	17,636	402,277
Syneos Health, Inc. (a)	57,468	3,640,598
		56,139,597
Pharmaceuticals - 0.7%
Acasti Pharma, Inc. (a)	61,235	26,215
AcelRx Pharmaceuticals, Inc. (a)(b)	70,942	93,643
Acer Therapeutics, Inc. (a)(b)	7,869	25,810
Aclaris Therapeutics, Inc. (a)(b)	32,837	37,434
Adamis Pharmaceuticals Corp. (a)(b)	45,840	25,909
Adial Pharmaceuticals, Inc. (a)(b)	13,581	19,421
Aerie Pharmaceuticals, Inc. (a)(b)	25,449	445,358
Agile Therapeutics, Inc. (a)(b)	34,807	93,109
Akcea Therapeutics, Inc. (a)(b)	51,473	874,012
Akorn, Inc. (a)	66,088	76,662
Alimera Sciences, Inc. (a)(b)	1,355	9,770
Amphastar Pharmaceuticals, Inc. (a)	33,070	508,947
ANI Pharmaceuticals, Inc. (a)	7,966	382,448
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Aquestive Therapeutics, Inc. (a)(b)	17,775	66,301
Arvinas Holding Co. LLC (a)	22,293	1,050,669
Assertio Therapeutics, Inc. (a)	40,669	43,923
AstraZeneca PLC rights (a)(c)	3,011	0
Auris Medical Holding AG (a)(b)	5,405	6,216
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	26,739	267,123
Avenue Therapeutics, Inc. (a)	8,034	71,342
Axsome Therapeutics, Inc. (a)	19,344	1,508,832
Baudax Bio, Inc. (a)(b)	5,464	38,139
Biodelivery Sciences International, Inc. (a)	60,538	294,215
Cara Therapeutics, Inc. (a)(b)	28,830	433,315
Cassava Sciences, Inc. (a)(b)	14,274	80,077
Cerecor, Inc. (a)(b)	5,724	17,458
Chiasma, Inc. (a)(b)	28,211	125,539
Clearside Biomedical, Inc. (a)(b)	30,229	67,713
Collegium Pharmaceutical, Inc. (a)(b)	21,046	499,843
Corcept Therapeutics, Inc. (a)(b)	63,549	801,988
Correvio Pharma Corp. (a)	45,429	20,898
Cronos Group, Inc. (a)(b)	101,247	587,606
Cumberland Pharmaceuticals, Inc. (a)	7,820	32,375
CymaBay Therapeutics, Inc. (a)	37,588	62,396
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	12,729
Durect Corp. (a)(b)	119,193	210,972
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)(b)	24,062	75,314
Endo International PLC (a)(b)	131,322	724,897
Evofem Biosciences, Inc. (a)(b)	26,709	157,583
Evoke Pharma, Inc. (a)(b)	91,497	112,541
Evolus, Inc. (a)(b)	16,552	142,182
Eyenovia, Inc. (a)(b)	12,538	47,958
Eyepoint Pharmaceuticals, Inc. (a)(b)	101,760	131,270
Foamix Pharmaceuticals Ltd. (a)	43,737	157,453
Fulcrum Therapeutics, Inc. (b)	4,127	78,083
GW Pharmaceuticals PLC ADR (a)(b)	16,221	1,659,571
Harrow Health, Inc. (a)(b)	34,122	188,353
Horizon Pharma PLC (a)	103,777	3,551,249
Hoth Therapeutics, Inc. (a)(b)	142	575
Hutchison China Meditech Ltd. sponsored ADR (a)	26,765	624,160
Innovate Biopharmaceuticals, Inc. (a)	32,567	18,238
Innoviva, Inc. (a)	60,265	811,770
Intersect ENT, Inc. (a)	19,206	458,255
Intra-Cellular Therapies, Inc. (a)(b)	36,776	775,974
Jazz Pharmaceuticals PLC (a)	31,419	3,599,989
Kala Pharmaceuticals, Inc. (a)(b)	23,498	125,714
Kaleido Biosciences, Inc. (a)(b)	9,546	56,990
KemPharm, Inc. (a)	55,554	16,833
Lipocine, Inc. (a)	29,085	14,441
Liquidia Technologies, Inc. (a)	18,562	76,661
Marinus Pharmaceuticals, Inc. (a)	41,838	104,595
MediWound Ltd. (a)(b)	23,801	65,929
Menlo Therapeutics, Inc. (a)	4,200	12,390
Milestone Pharmaceuticals, Inc.	2,275	43,225
Mylan NV (a)	284,633	4,892,841
MyoKardia, Inc. (a)(b)	25,345	1,606,620
Nabriva Therapeutics PLC (a)(b)	62,669	84,603
Nektar Therapeutics (a)(b)	96,260	2,003,171
Neos Therapeutics, Inc. (a)(b)	56,543	87,076
NGM Biopharmaceuticals, Inc. (b)	12,144	219,078
Novan, Inc. (a)(b)	19,649	4,321
Novus Therapeutics, Inc. (a)	4,977	2,786
Ocular Therapeutix, Inc. (a)(b)	32,123	151,139
Odonate Therapeutics, Inc. (a)	17,244	510,250
Omeros Corp. (a)(b)	31,699	377,535
Onconova Therapeutics, Inc. (a)(b)	21,720	9,335
Opiant Pharmaceuticals, Inc. (a)	1,206	14,171
OptiNose, Inc. (a)(b)	29,370	177,689
Oramed Pharmaceuticals, Inc. (a)	16,957	69,185
Osmotica Pharmaceuticals PLC (a)	35,219	205,327
Pacira Biosciences, Inc. (a)	23,041	999,519
Paratek Pharmaceuticals, Inc. (a)(b)	30,126	144,002
Phathom Pharmaceuticals, Inc. (a)(b)	4,917	177,602
Phibro Animal Health Corp. Class A	13,881	350,495
ProPhase Labs, Inc.	1,566	2,975
Provention Bio, Inc. (a)(b)	28,176	337,548
Pulmatrix, Inc. (a)(b)	28,209	45,134
Reata Pharmaceuticals, Inc. (a)(b)	15,256	2,971,106
RedHill Biopharma Ltd. sponsored ADR (a)(b)	16,864	69,648
Relmada Therapeutics, Inc. (a)	6,042	294,729
resTORbio, Inc. (a)(b)	24,069	33,456
Revance Therapeutics, Inc. (a)	30,538	706,039
Sanofi SA sponsored ADR	119,295	5,517,394
Satsuma Pharmaceuticals, Inc. (a)	1,257	35,812
SCYNEXIS, Inc. (a)(b)	74,353	69,743
Seelos Therapeutics, Inc. (a)	17,345	15,212
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SIGA Technologies, Inc. (a)(b)	32,227	160,974
Strongbridge Biopharma PLC (a)	47,608	131,874
Supernus Pharmaceuticals, Inc. (a)	28,417	511,222
Tetraphase Pharmaceuticals, Inc. (a)(b)	4,217	7,464
TherapeuticsMD, Inc. (a)(b)	160,900	271,921
Theravance Biopharma, Inc. (a)(b)	34,982	851,812
Tilray, Inc. Class 2 (a)(b)	47,589	686,709
Titan Pharmaceuticals, Inc. (a)	28,491	7,496
Tricida, Inc. (a)	28,570	907,955
Urovant Sciences Ltd. (a)(b)	4,187	52,379
Verrica Pharmaceuticals, Inc. (a)(b)	4,713	55,943
VIVUS, Inc. (a)(b)	10,397	18,819
WAVE Life Sciences (a)(b)	19,484	164,445
Xeris Pharmaceuticals, Inc. (a)	22,300	79,388
Zogenix, Inc. (a)(b)	26,296	659,504
Zynerba Pharmaceuticals, Inc. (a)(b)	10,986	46,800
		49,550,846

TOTAL HEALTH CARE		734,385,458

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	13,397	688,472
Astronics Corp. (a)	12,538	254,145
Astrotech Corp. (a)(b)	716	1,224
Axon Enterprise, Inc. (a)(b)	32,770	2,535,415
Elbit Systems Ltd. (b)	25,250	3,724,628
Kratos Defense & Security Solutions, Inc. (a)	59,238	963,210
Mercury Systems, Inc. (a)	30,472	2,238,473
RADA Electronic Industries Ltd. (a)	29,760	147,610
TAT Technologies Ltd. (a)	4,822	24,110
		10,577,287
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	33,127	592,973
Atlas Air Worldwide Holdings, Inc. (a)	14,482	386,959
C.H. Robinson Worldwide, Inc. (b)	71,799	4,946,951
Echo Global Logistics, Inc. (a)	16,109	297,211
Expeditors International of Washington, Inc.	89,587	6,308,717
Forward Air Corp.	15,404	908,990
Hub Group, Inc. Class A (a)	19,096	882,808
		14,324,609
Airlines - 0.3%
Allegiant Travel Co.	8,333	1,129,455
American Airlines Group, Inc.	227,655	4,336,828
Hawaiian Holdings, Inc. (b)	26,425	551,754
JetBlue Airways Corp. (a)(b)	147,981	2,335,140
Mesa Air Group, Inc. (a)	10,905	62,922
Ryanair Holdings PLC sponsored ADR (a)	55,772	3,997,737
SkyWest, Inc.	25,830	1,172,682
United Airlines Holdings, Inc. (a)	134,611	8,290,691
		21,877,209
Building Products - 0.1%
AAON, Inc. (b)	28,942	1,592,099
American Woodmark Corp. (a)(b)	9,213	771,773
Apogee Enterprises, Inc.	14,782	446,269
Builders FirstSource, Inc. (a)	64,810	1,471,835
Caesarstone Sdot-Yam Ltd.	18,101	195,672
China Ceramics Co. Ltd. (a)	10,848	5,583
CSW Industrials, Inc.	8,084	532,251
Gibraltar Industries, Inc. (a)	18,018	912,972
Insteel Industries, Inc.	13,739	273,269
Patrick Industries, Inc.	13,038	688,798
Universal Forest Products, Inc.	34,940	1,637,288
		8,527,809
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	29,279	1,418,568
CECO Environmental Corp. (a)	21,695	146,441
China Customer Relations Centers, Inc. (a)(b)	7,958	60,083
China Recycling Energy Corp. (a)	32,325	10,506
Cimpress PLC (a)(b)	15,462	1,799,931
Cintas Corp.	56,825	15,157,501
Copart, Inc. (a)	125,982	10,642,959
Fuel Tech, Inc. (a)	39,532	32,005
Healthcare Services Group, Inc. (b)	41,308	1,137,622
Heritage-Crystal Clean, Inc. (a)	16,899	444,951
Herman Miller, Inc.	31,596	1,081,847
Hudson Technologies, Inc. (a)(b)	45,365	36,972
Industrial Services of America, Inc. (a)(c)	694	73
Interface, Inc.	31,344	457,309
Kimball International, Inc. Class B	29,221	472,796
Matthews International Corp. Class A	20,347	601,457
McGrath RentCorp.	14,264	990,635
Mobile Mini, Inc.	25,153	980,715
Odyssey Marine Exploration, Inc. (a)(b)	4,993	18,474
Performant Financial Corp. (a)	18,514	18,514
Perma-Fix Environmental Services, Inc. (a)	5,364	34,866
PICO Holdings, Inc. (a)	19,423	184,324
SP Plus Corp. (a)	14,279	521,326
Stericycle, Inc. (a)	50,885	2,922,326
Tetra Tech, Inc.	30,515	2,467,748
U.S. Ecology, Inc.	18,283	768,983
Virco Manufacturing Co. (a)	609	2,265
VSE Corp.	8,808	259,396
		42,670,593
Construction & Engineering - 0.1%
Aegion Corp. (a)	23,002	414,266
Construction Partners, Inc. Class A (a)(b)	7,930	134,889
Great Lakes Dredge & Dock Corp. (a)	35,442	343,787
Ies Holdings, Inc. (a)	13,864	323,170
Limbach Holdings, Inc. (a)(b)	6,648	27,589
MYR Group, Inc. (a)	11,190	285,457
Northwest Pipe Co. (a)	7,428	234,353
NV5 Holdings, Inc. (a)(b)	7,172	383,917
Primoris Services Corp.	28,950	549,471
Sterling Construction Co., Inc. (a)	15,145	206,881
Williams Scotsman Corp. (a)(b)	64,675	1,134,400
		4,038,180
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	6,381	245,924
American Superconductor Corp. (a)(b)	13,822	94,681
Ballard Power Systems, Inc. (a)	131,297	1,179,692
Broadwind Energy, Inc. (a)	6,588	13,440
CBAK Energy Technology, Inc. (a)	782	391
Encore Wire Corp.	10,986	537,984
Energous Corp. (a)(b)	13,422	18,388
Energy Focus, Inc. (a)	18,505	9,419
FuelCell Energy, Inc. (a)(b)	118,525	231,124
Ideal Power, Inc. (a)(b)	917	2,036
LSI Industries, Inc.	17,145	113,843
Orion Energy Systems, Inc. (a)	11,781	55,724
Pioneer Power Solutions, Inc.	3,776	6,986
Plug Power, Inc. (a)(b)	170,265	738,950
Polar Power, Inc. (a)(b)	5,654	14,418
Powell Industries, Inc.	6,368	212,882
Preformed Line Products Co.	3,095	151,036
Sunrun, Inc. (a)(b)	63,580	1,229,637
TPI Composites, Inc. (a)	17,956	426,275
Ultralife Corp. (a)	12,841	90,914
Vicor Corp. (a)(b)	15,946	689,505
		6,063,249
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	114,004	7,151,471
Raven Industries, Inc.	20,117	577,559
		7,729,030
Machinery - 0.5%
Altra Industrial Motion Corp.	36,081	1,086,760
Astec Industries, Inc.	13,073	490,891
Blue Bird Corp. (a)	17,587	314,456
Chart Industries, Inc. (a)	19,984	1,137,489
Columbus McKinnon Corp. (NY Shares)	12,176	378,552
Commercial Vehicle Group, Inc. (a)	24,542	107,003
Eastern Co.	4,547	115,812
Energy Recovery, Inc. (a)(b)	35,074	345,128
ExOne Co. (a)(b)	20,871	127,313
Franklin Electric Co., Inc.	26,553	1,372,525
FreightCar America, Inc. (a)	6,576	10,259
Gencor Industries, Inc. (a)	8,433	84,752
Hebron Technology Co. Ltd. (a)(b)	4,198	30,645
Hurco Companies, Inc.	4,416	124,443
Kornit Digital Ltd. (a)(b)	20,335	810,350
L.B. Foster Co. Class A (a)	5,419	85,403
Lincoln Electric Holdings, Inc. (b)	32,385	2,652,008
LiqTech International, Inc. (a)(b)	16,617	84,913
Manitex International, Inc. (a)(b)	10,479	58,054
MFRI, Inc. (a)	4,058	35,426
Middleby Corp. (a)(b)	30,439	3,403,385
NN, Inc.	21,557	167,067
Nordson Corp.	30,696	4,460,129
Omega Flex, Inc. (b)	6,310	494,073
PACCAR, Inc.	186,265	12,461,129
Park-Ohio Holdings Corp.	7,531	184,660
RBC Bearings, Inc. (a)	13,843	2,369,783
Spartan Motors, Inc.	23,588	347,923
Sun Hydraulics Corp. (b)	20,832	828,072
Taylor Devices, Inc. (a)	1,597	17,934
TriMas Corp. (a)	25,565	648,073
Twin Disc, Inc. (a)	9,749	78,577
Westport Fuel Systems, Inc. (a)(b)	70,640	131,390
Woodward, Inc.	33,245	3,430,884
		38,475,261
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	67,219	223,167
EuroDry Ltd. (a)	54	266
Euroseas Ltd. (a)	35	84
Golden Ocean Group Ltd. (b)	85,149	346,556
Seanergy Martime Holdings Corp. (a)	6,401	1,607
Star Bulk Carriers Corp. (b)	51,696	448,204
		1,019,884
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	22,396	1,674,549
Acacia Research Corp. (a)	44,233	101,736
Barrett Business Services, Inc.	4,562	273,264
CoStar Group, Inc. (a)	20,042	13,379,839
CRA International, Inc.	5,134	238,782
Exponent, Inc.	29,111	2,144,025
Forrester Research, Inc. (a)	11,402	411,156
Headhunter Group PLC ADR (b)	6,669	140,516
Heidrick & Struggles International, Inc.	9,964	222,197
Hudson Global, Inc. (a)	1,283	13,074
Huron Consulting Group, Inc. (a)	14,055	834,024
ICF International, Inc.	10,532	800,221
InnerWorkings, Inc. (a)(b)	42,664	133,965
Kelly Services, Inc. Class A (non-vtg.)	28,071	466,259
Kforce, Inc.	12,767	388,883
Lightbridge Corp. (a)(b)	1,611	5,639
RCM Technologies, Inc. (a)	3,957	9,813
Red Violet, Inc. (a)(b)	10,478	251,996
Resources Connection, Inc.	24,682	309,265
Spherix, Inc. (a)	4,137	4,882
Upwork, Inc. (a)	59,490	515,481
Verisk Analytics, Inc.	89,133	13,825,420
Willdan Group, Inc. (a)	7,660	235,545
		36,380,531
Road & Rail - 0.9%
AMERCO	10,930	3,525,034
ArcBest Corp.	13,492	267,277
Avis Budget Group, Inc. (a)	40,703	1,317,760
China Bat Group, Inc. (a)(b)	16,515	23,782
Covenant Transport Group, Inc. Class A (a)	8,404	101,688
CSX Corp. (b)	424,535	29,908,491
Daseke, Inc. (a)	31,805	104,957
Heartland Express, Inc.	46,571	834,087
J.B. Hunt Transport Services, Inc.	55,947	5,395,529
Landstar System, Inc.	19,287	1,947,408
Lyft, Inc. (b)	157,751	6,013,468
Marten Transport Ltd.	35,053	684,936
Old Dominion Freight Lines, Inc.	42,829	8,300,260
P.A.M. Transportation Services, Inc. (a)	3,246	128,574
Patriot Transportation Holding, Inc.	1,759	21,372
Saia, Inc. (a)	14,277	1,246,525
U.S.A. Truck, Inc. (a)(b)	8,729	43,776
Universal Logistics Holdings, Inc.	19,143	294,994
Werner Enterprises, Inc.	37,639	1,264,670
YRC Worldwide, Inc. (a)(b)	25,116	53,246
		61,477,834
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	38,147	1,132,966
BMC Stock Holdings, Inc. (a)	36,928	905,844
DXP Enterprises, Inc. (a)	11,467	325,548
Fastenal Co.	309,305	10,584,417
General Finance Corp. (a)	18,913	147,332
H&E Equipment Services, Inc.	18,782	446,260
HD Supply Holdings, Inc. (a)	85,073	3,234,475
Houston Wire & Cable Co. (a)	7,080	22,727
Huttig Building Products, Inc. (a)(b)	16,567	22,200
Lawson Products, Inc. (a)	4,692	187,680
Rush Enterprises, Inc.:
Class A	17,596	737,624
Class B	4,471	187,380
Titan Machinery, Inc. (a)	11,661	117,893
Transcat, Inc. (a)	3,442	99,439
Willis Lease Finance Corp. (a)	3,362	190,625
		18,342,410
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	5,851	304,720

TOTAL INDUSTRIALS		271,808,606

INFORMATION TECHNOLOGY - 40.9%
Communications Equipment - 1.7%
Acacia Communications, Inc. (a)	21,648	1,483,104
ADTRAN, Inc.	35,006	281,623
Applied Optoelectronics, Inc. (a)(b)	10,366	92,568
AudioCodes Ltd.	17,781	398,472
Aviat Networks, Inc. (a)	2,287	27,810
CalAmp Corp. (a)	22,597	217,383
Casa Systems, Inc. (a)	47,588	156,089
Ceragon Networks Ltd. (a)(b)	36,506	61,695
Cisco Systems, Inc.	2,316,102	92,481,953
Clearfield, Inc. (a)	10,561	113,214
ClearOne, Inc. (a)(b)	3,124	6,186
CommScope Holding Co., Inc. (a)(b)	106,669	1,174,426
Communications Systems, Inc.	2,071	11,805
Comtech Telecommunications Corp.	12,403	347,532
Dasan Zhone Solutions, Inc. (a)	3,200	24,416
Digi International, Inc. (a)	19,090	252,752
EchoStar Holding Corp. Class A (a)	30,635	1,069,774
EMCORE Corp. (a)	13,673	40,609
Ericsson (B Shares) sponsored ADR	200,656	1,613,274
EXFO, Inc. (sub. vtg.) (a)	11,624	41,135
Extreme Networks, Inc. (a)	60,885	306,252
F5 Networks, Inc. (a)	32,356	3,881,102
Gilat Satellite Networks Ltd.	38,273	360,149
Harmonic, Inc. (a)	60,290	370,181
Infinera Corp. (a)	98,666	670,929
Inseego Corp. (a)(b)	47,483	329,532
InterDigital, Inc.	18,494	978,148
Ituran Location & Control Ltd.	14,477	331,379
KVH Industries, Inc. (a)	9,269	96,583
Lantronix, Inc. (a)	8,577	27,704
LRAD Corp. (a)	17,031	51,093
Lumentum Holdings, Inc. (a)	40,963	3,187,741
NETGEAR, Inc. (a)	16,467	310,732
NetScout Systems, Inc. (a)	45,720	1,175,004
PC-Tel, Inc.	8,979	63,033
Radcom Ltd. (a)(b)	13,668	117,955
Radware Ltd. (a)	29,029	659,539
Resonant, Inc. (a)(b)	46,660	80,255
Sierra Wireless, Inc. (a)	18,794	145,466
Silicom Ltd. (a)	3,732	114,946
Sonus Networks, Inc. (a)	61,452	198,490
Tessco Technologies, Inc.	7,463	44,703
UTStarcom Holdings Corp. (a)	21,290	54,502
ViaSat, Inc. (a)	33,741	1,940,108
Viavi Solutions, Inc. (a)	129,272	1,705,098
Westell Technologies, Inc. Class A (a)(b)	4,115	3,749
		117,100,193
Electronic Equipment & Components - 0.9%
Akoustis Technologies, Inc. (a)(b)	17,133	124,043
Applied DNA Sciences, Inc. (a)	157	626
Avnet, Inc.	53,689	1,647,179
Bel Fuse, Inc.:
Class A	1,125	11,903
Class B (non-vtg.)	5,258	60,152
CDW Corp.	78,205	8,932,575
ClearSign Combustion Corp. (a)(b)	23,777	16,187
Coda Octopus Group, Inc. (a)(b)	2,615	16,736
Cognex Corp.	95,341	4,246,488
Coherent, Inc. (a)	13,326	1,715,189
Daktronics, Inc.	31,984	157,361
Data I/O Corp. (a)	15,054	53,893
Deswell Industries, Inc.	1,530	4,146
Digital Ally, Inc. (a)(b)	14,670	15,990
ePlus, Inc. (a)	7,202	545,624
FARO Technologies, Inc. (a)	8,942	511,840
Flextronics International Ltd. (a)	280,901	3,120,810
FLIR Systems, Inc.	72,682	3,086,805
Frequency Electronics, Inc. (a)	4,423	41,134
Hollysys Automation Technologies Ltd.	39,265	594,472
Identiv, Inc. (a)	5,445	24,938
II-VI, Inc. (a)(b)	49,504	1,469,774
Insight Enterprises, Inc. (a)	19,973	1,100,313
IPG Photonics Corp. (a)(b)	29,609	3,779,293
Iteris, Inc. (a)	15,658	75,628
Itron, Inc. (a)	22,624	1,715,804
KEY Tronic Corp. (a)	4,924	22,995
Kimball Electronics, Inc. (a)	15,945	216,055
LightPath Technologies, Inc. Class A (a)(b)	12,016	14,840
Littelfuse, Inc. (b)	13,146	2,099,153
Luna Innovations, Inc. (a)	21,826	146,234
Magal Security Systems Ltd. (a)(b)	11,406	42,202
MicroVision, Inc. (a)(b)	49,848	12,671
MTS Systems Corp.	12,845	515,598
Napco Security Technolgies, Inc. (a)	11,834	240,704
National Instruments Corp.	70,921	2,856,698
Neonode, Inc. (a)	2,017	4,357
nLIGHT, Inc. (a)	19,849	327,707
Novanta, Inc. (a)	19,467	1,736,651
OSI Systems, Inc. (a)	10,117	822,209
PC Connection, Inc.	15,743	640,268
Perceptron, Inc. (a)	6,131	30,471
Plexus Corp. (a)	16,574	1,099,685
Powerfleet, Inc. (a)	19,674	138,702
Research Frontiers, Inc. (a)(b)	12,098	37,504
Richardson Electronics Ltd.	6,648	29,717
Sanmina Corp. (a)	39,232	1,031,409
ScanSource, Inc. (a)	15,799	449,166
SGOCO Technology Ltd. (a)	500	460
Supercom Ltd. (a)(b)	7,335	3,966
Tech Data Corp. (a)	17,937	2,554,049
Trimble, Inc. (a)	136,445	5,386,849
TTM Technologies, Inc. (a)(b)	58,843	764,371
Wayside Technology Group, Inc.	2,644	42,172
Wrap Technologies, Inc. (a)(b)	20,675	121,569
Zebra Technologies Corp. Class A (a)	29,500	6,223,615
		60,680,950
IT Services - 3.6%
21Vianet Group, Inc. ADR (a)	45,402	680,122
3PEA International, Inc. (a)(b)	29,164	234,187
Akamai Technologies, Inc. (a)	88,228	7,632,604
Alithya Group, Inc. (a)	7,200	18,216
ALJ Regional Holdings, Inc. (a)	15,043	13,710
Amdocs Ltd.	70,608	4,501,260
Automatic Data Processing, Inc.	235,091	36,377,981
Brightcove, Inc. (a)	29,726	231,268
Cardtronics PLC (a)(b)	25,936	940,699
Cass Information Systems, Inc.	10,791	506,637
China Information Technology, Inc. (a)(b)	20,266	10,619
Cognizant Technology Solutions Corp. Class A	296,767	18,082,013
Computer Task Group, Inc. (a)	19,062	111,513
Conduent, Inc. (a)	70,269	229,780
CSG Systems International, Inc.	17,701	783,269
CSP, Inc.	2,505	32,565
Endurance International Group Holdings, Inc. (a)	87,857	327,707
Euronet Worldwide, Inc. (a)	29,145	3,615,146
EVO Payments, Inc. Class A(a)	14,720	372,122
Exela Technologies, Inc. (a)(b)	87,567	22,505
ExlService Holdings, Inc. (a)	18,932	1,413,274
Fiserv, Inc. (a)	372,370	40,722,383
GDS Holdings Ltd. ADR (a)(b)	49,254	2,855,254
GreenSky, Inc. Class A (a)(b)	25,374	202,485
Hackett Group, Inc.	15,503	238,746
i3 Verticals, Inc. Class A (a)	5,985	173,445
Information Services Group, Inc. (a)	21,642	68,605
Innodata, Inc. (a)	162	186
Internap Network Services Corp. (a)(b)	11,104	7,329
International Money Express, Inc. (a)	15,115	142,383
Jack Henry & Associates, Inc. (b)	40,954	6,214,360
Limelight Networks, Inc. (a)	58,347	294,361
ManTech International Corp. Class A	16,468	1,233,453
Marathon Patent Group, Inc. (a)(b)	9,296	7,992
ModusLink Global Solutions, Inc. (a)	31,319	43,533
MoneyGram International, Inc. (a)(b)	47,439	102,468
MongoDB, Inc. Class A (a)(b)	26,400	4,026,000
Net 1 UEPS Technologies, Inc. (a)(b)	36,698	125,874
NIC, Inc.	37,287	681,979
Okta, Inc. (a)	59,130	7,572,188
Paychex, Inc.	192,652	14,926,677
PayPal Holdings, Inc. (a)	641,233	69,246,752
Perficient, Inc. (a)	17,917	734,059
PFSweb, Inc. (a)	12,471	46,891
PRG-Schultz International, Inc. (a)	12,252	44,230
QIWI PLC Class B sponsored ADR	28,852	503,179
Repay Holdings Corp. (a)	17,976	315,119
Sabre Corp.	149,751	2,038,860
ServiceSource International, Inc. (a)	52,351	73,815
StoneCo Ltd. Class A (a)(b)	80,626	3,216,171
Sykes Enterprises, Inc. (a)	26,201	830,048
Ttec Holdings, Inc.	27,881	1,043,586
Tucows, Inc. (a)(b)	7,288	372,344
VeriSign, Inc. (a)	64,178	12,177,776
Verra Mobility Corp. (a)	89,787	1,359,824
Virtusa Corp. (a)	16,798	740,960
Wix.com Ltd. (a)	28,342	3,798,678
		252,319,190
Semiconductors & Semiconductor Equipment - 9.8%
ACM Research, Inc. (a)(b)	9,374	327,621
Adesto Technologies Corp. (a)	15,552	190,668
Advanced Energy Industries, Inc. (a)	21,578	1,283,352
Advanced Micro Devices, Inc. (a)	607,130	27,612,272
Alpha & Omega Semiconductor Ltd. (a)	13,400	145,256
Ambarella, Inc. (a)	17,500	1,040,375
Amkor Technology, Inc. (a)	137,406	1,433,832
Amtech Systems, Inc. (a)	7,143	35,572
Analog Devices, Inc. (b)	200,827	21,900,184
Applied Materials, Inc.	504,905	29,345,079
ASML Holding NV	41,175	11,393,534
Atomera, Inc. (a)(b)	6,089	26,731
Axcelis Technologies, Inc. (a)	21,951	526,604
AXT, Inc. (a)	19,692	68,528
Broadcom, Inc.	216,587	59,045,948
Brooks Automation, Inc.	38,897	1,342,335
Cabot Microelectronics Corp.	16,145	2,248,676
Camtek Ltd.	23,975	250,779
Canadian Solar, Inc. (a)(b)	34,710	708,084
Ceva, Inc. (a)	11,720	332,965
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	4,820	92,592
Cirrus Logic, Inc. (a)	31,959	2,193,666
Cohu, Inc.	26,067	533,591
Cree, Inc. (a)	59,784	2,674,138
CVD Equipment Corp. (a)	3,218	12,261
CyberOptics Corp. (a)	5,253	111,574
Cypress Semiconductor Corp.	192,023	4,433,811
Diodes, Inc. (a)	28,211	1,241,566
DSP Group, Inc. (a)	21,373	290,887
Enphase Energy, Inc. (a)	67,561	3,308,462
Entegris, Inc. (b)	74,463	3,970,367
Everspin Technologies, Inc. (a)(b)	17,264	63,877
First Solar, Inc. (a)(b)	58,472	2,676,263
FormFactor, Inc. (a)	46,117	1,031,637
GSI Technology, Inc. (a)	9,353	62,291
Himax Technologies, Inc. sponsored ADR (a)	56,996	242,803
Ichor Holdings Ltd. (a)	13,558	392,097
Impinj, Inc. (a)	13,149	404,332
Intel Corp.	2,376,707	131,954,773
KLA-Tencor Corp.	86,772	13,337,724
Kopin Corp. (a)	69,037	21,816
Kulicke & Soffa Industries, Inc.	36,135	824,962
Lam Research Corp.	79,142	23,222,637
Lattice Semiconductor Corp. (a)	75,542	1,355,979
MACOM Technology Solutions Holdings, Inc. (a)(b)	38,228	966,022
Marvell Technology Group Ltd.	366,624	7,809,091
Maxim Integrated Products, Inc. (b)	145,666	8,101,943
Mellanox Technologies Ltd. (a)	28,290	3,378,392
Microchip Technology, Inc. (b)	129,292	11,728,077
Micron Technology, Inc. (a)	604,905	31,793,807
MKS Instruments, Inc. (b)	30,017	3,007,403
Monolithic Power Systems, Inc.	23,524	3,731,847
Nova Measuring Instruments Ltd. (a)	20,142	711,818
NVE Corp.	3,557	225,051
NVIDIA Corp.	334,053	90,217,694
NXP Semiconductors NV	152,579	17,346,707
O2Micro International Ltd. sponsored ADR (a)	13,662	18,444
ON Semiconductor Corp. (a)	221,141	4,126,491
PDF Solutions, Inc. (a)	23,680	346,675
Photronics, Inc. (a)	36,838	458,633
Pixelworks, Inc. (a)	39,202	167,001
Power Integrations, Inc.	16,158	1,406,554
Qorvo, Inc. (a)	63,009	6,337,445
Qualcomm, Inc.	625,016	48,938,753
QuickLogic Corp. (a)(b)	3,594	17,215
Rambus, Inc. (a)	61,561	860,623
Rubicon Technology, Inc. (a)	229	2,004
SemiLEDs Corp. (a)(b)	5,650	12,656
Semtech Corp. (a)	37,146	1,466,896
Silicon Laboratories, Inc. (a)	23,698	2,101,539
Silicon Motion Technology Corp. sponsored ADR	20,181	751,137
SiTime Corp.	5,094	115,430
Skyworks Solutions, Inc.	92,411	9,257,734
SMART Global Holdings, Inc. (a)	11,675	313,357
SolarEdge Technologies, Inc. (a)(b)	26,381	3,290,238
SunPower Corp. (a)(b)	95,513	818,546
Synaptics, Inc. (a)(b)	18,324	1,210,300
Teradyne, Inc.	90,469	5,315,958
Texas Instruments, Inc.	509,074	58,105,706
Tower Semiconductor Ltd. (a)	63,387	1,253,161
Ultra Clean Holdings, Inc. (a)	20,395	426,459
Universal Display Corp.	25,592	4,063,754
Veeco Instruments, Inc. (a)	34,018	455,501
Xilinx, Inc.	136,622	11,406,571
Xperi Corp.	29,018	498,819
		696,273,953
Software - 15.1%
2U, Inc. (a)	32,420	762,194
ACI Worldwide, Inc. (a)	65,452	1,824,147
Adobe, Inc. (a)	264,024	91,119,963
Agilysys, Inc. (a)	16,197	520,410
Alarm.com Holdings, Inc. (a)	26,659	1,286,297
Allot Ltd. (a)	21,262	230,693
Altair Engineering, Inc. Class A (a)(b)	23,917	832,312
American Software, Inc. Class A	21,038	346,075
ANSYS, Inc. (a)	45,979	11,135,654
AppFolio, Inc. (a)(b)	9,763	1,200,556
Appian Corp. Class A (a)(b)	19,550	863,133
Aspen Technology, Inc. (a)	36,989	3,939,698
Asure Software, Inc. (a)(b)	8,060	67,946
Atlassian Corp. PLC (a)	67,618	9,801,905
AudioEye, Inc. (a)(b)	1,728	6,912
Aurora Mobile Ltd. ADR (a)(b)	8,728	23,391
Autodesk, Inc. (a)	119,856	22,878,113
Aware, Inc. (a)	11,224	34,233
Benefitfocus, Inc. (a)	20,346	253,918
Blackbaud, Inc.	27,006	1,831,007
BlackLine, Inc. (a)(b)	30,809	1,927,719
Bottomline Technologies, Inc. (a)	24,163	1,069,938
BroadVision, Inc. (a)	599	1,444
BSQUARE Corp. (a)	4,329	5,411
Cadence Design Systems, Inc. (a)	152,831	10,108,242
CDK Global, Inc.	65,507	3,014,632
Cerence, Inc. (a)	20,049	435,264
Check Point Software Technologies Ltd. (a)	82,234	8,535,889
Citrix Systems, Inc.	69,903	7,227,271
CommVault Systems, Inc. (a)	24,477	1,020,691
Cornerstone OnDemand, Inc. (a)	32,981	1,353,210
CounterPath Corp. (a)(b)	17,127	35,624
Coupa Software, Inc. (a)	34,586	5,179,254
Crowdstrike Holdings, Inc.	22,639	1,350,190
CyberArk Software Ltd. (a)(b)	18,464	1,933,181
Datadog, Inc. Class A (a)(b)	15,260	688,989
Descartes Systems Group, Inc. (Canada) (a)	50,766	2,107,796
Digimarc Corp. (a)(b)	8,187	163,740
Digital Turbine, Inc. (a)	48,812	299,218
DocuSign, Inc. (a)	96,624	8,339,617
Domo, Inc. Class B (a)	14,595	307,809
Dropbox, Inc. Class A (a)	136,823	2,676,258
Ebix, Inc. (b)	17,154	453,552
eGain Communications Corp. (a)	19,235	155,419
Everbridge, Inc. (a)(b)	18,345	1,938,333
Evolving Systems, Inc. (a)	7,319	6,228
FireEye, Inc. (a)(b)	116,852	1,546,536
Five9, Inc. (a)	34,023	2,484,700
Forescout Technologies, Inc. (a)	26,911	875,684
Fortinet, Inc. (a)	94,131	9,607,010
GTY Govtech, Inc. (a)(b)	28,848	155,202
Ideanomics, Inc. (a)(b)	109,229	39,377
Intuit, Inc.	142,171	37,796,160
j2 Global, Inc. (b)	26,007	2,271,191
LivePerson, Inc. (a)(b)	37,575	994,235
LogMeIn, Inc.	26,048	2,220,201
Magic Software Enterprises Ltd.	23,096	224,031
Manhattan Associates, Inc. (a)	35,185	2,370,062
Materialise NV ADR (a)(b)	17,134	283,396
Microsoft Corp.	4,170,784	675,708,695
MicroStrategy, Inc. Class A (a)	4,751	642,145
Mimecast Ltd. (a)	33,843	1,339,844
Mitek Systems, Inc. (a)	30,316	264,052
MMTEC, Inc. (a)(b)	2,116	3,343
MobileIron, Inc. (a)	72,399	293,216
My Size, Inc. (a)(b)	3,095	6,128
NetSol Technologies, Inc. (a)(b)	5,108	16,907
NICE Systems Ltd. sponsored ADR (a)(b)	24,534	4,019,405
Nortonlifelock, Inc.	337,391	6,420,551
Nuance Communications, Inc. (a)	155,931	3,371,228
Nutanix, Inc. Class A (a)	95,732	2,282,251
NXT-ID, Inc. (a)	34,241	12,666
Onespan, Inc. (a)	24,175	399,129
Open Text Corp.	150,279	6,292,181
Opera Ltd. ADR (a)(b)	17,810	143,905
Parametric Technology Corp. (a)	63,216	4,775,969
Park City Group, Inc. (a)(b)	9,653	49,616
Paylocity Holding Corp. (a)	29,509	3,822,006
Pegasystems, Inc.	44,764	4,051,142
Phunware, Inc. (a)(b)	9,499	9,689
Pluralsight, Inc. (a)(b)	57,934	1,032,963
Progress Software Corp.	25,286	942,915
Proofpoint, Inc. (a)	31,092	3,315,962
QAD, Inc. Class A	11,878	582,616
Qualys, Inc. (a)(b)	21,507	1,724,431
Qumu Corp. (a)	2,780	4,698
Rapid7, Inc. (a)	26,447	1,224,496
RealPage, Inc. (a)	50,806	3,256,665
Rimini Street, Inc. (a)	3,161	14,604
Riot Blockchain, Inc. (a)(b)	50,376	57,429
Sapiens International Corp. NV	29,782	688,560
SeaChange International, Inc. (a)	24,750	90,585
SecureWorks Corp. (a)(b)	12,406	172,319
SharpSpring, Inc. (a)(b)	7,519	85,717
ShotSpotter, Inc. (a)(b)	7,829	278,712
SITO Mobile Ltd. (a)(b)	29,695	5,606
Smith Micro Software, Inc. (a)(b)	28,277	151,565
Sphere 3D Corp. (a)(b)	12,002	8,595
Splunk, Inc. (a)	82,698	12,183,896
Sprout Social, Inc. (a)(b)	18,413	361,815
SPS Commerce, Inc. (a)	20,954	1,102,180
SS&C Technologies Holdings, Inc.	137,157	7,612,214
Support.com, Inc.	16,704	18,708
SurveyMonkey (a)	74,642	1,360,724
Synacor, Inc. (a)(b)	19,246	21,363
Synchronoss Technologies, Inc. (a)(b)	32,364	159,231
Synopsys, Inc. (a)	82,444	11,371,501
Talend SA ADR (a)(b)	16,712	617,007
TeleNav, Inc. (a)	34,719	207,099
Tenable Holdings, Inc. (a)	55,857	1,369,614
The Trade Desk, Inc. (a)(b)	21,659	6,221,548
TiVo Corp.	64,768	490,294
Upland Software, Inc. (a)	13,837	538,398
Varonis Systems, Inc. (a)	17,057	1,368,313
Verint Systems, Inc. (a)	37,021	2,031,712
Veritone, Inc. (a)(b)	13,641	36,558
Workday, Inc. Class A (a)	90,265	15,638,411
Xunlei Ltd. sponsored ADR (a)(b)	19,309	83,994
Zix Corp. (a)	39,384	310,346
Zoom Video Communications, Inc. Class A (b)	61,183	6,424,215
Zscaler, Inc. (a)(b)	70,899	3,686,039
		1,070,938,947
Technology Hardware, Storage & Peripherals - 9.8%
Apple, Inc.	2,429,207	664,048,026
Astro-Med, Inc.	3,663	39,780
Avid Technology, Inc. (a)	21,480	158,737
Immersion Corp. (a)	16,408	114,692
Intevac, Inc. (a)	24,594	137,726
Logitech International SA (b)	96,725	3,768,406
NetApp, Inc.	123,018	5,747,401
Quantum Corp. (a)(b)	13,613	70,924
Seagate Technology LLC	143,538	6,882,647
Stratasys Ltd. (a)(b)	30,177	482,832
Super Micro Computer, Inc. (a)	28,899	733,457
Transact Technologies, Inc.	5,746	57,345
Western Digital Corp. (b)	163,881	9,105,228
		691,347,201

TOTAL INFORMATION TECHNOLOGY		2,888,660,434

MATERIALS - 0.3%
Chemicals - 0.1%
A. Schulman, Inc. rights (a)(c)	15,464	6,696
Advanced Emissions Solutions, Inc. (b)	9,725	86,455
AgroFresh Solutions, Inc. (a)(b)	31,402	68,770
Amyris, Inc. (a)(b)	63,064	200,859
Balchem Corp.	17,987	1,699,052
Fuwei Films Holdings Co. Ltd. (a)	5,412	15,857
Gulf Resources, Inc. (a)(b)	3,611	12,458
Hawkins, Inc.	5,991	214,178
Innospec, Inc.	13,670	1,183,002
Marrone Bio Innovations, Inc. (a)(b)	67,680	76,478
Methanex Corp.	44,064	1,268,492
Northern Technologies International Corp.	4,760	54,550
Tantech Holdings Ltd. (a)(b)	31,503	32,133
		4,918,980
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)(b)	8,694	7,738
Forterra, Inc. (a)	19,627	265,750
Tecnoglass, Inc.	18,608	135,652
U.S. Concrete, Inc. (a)	10,081	270,574
United States Lime & Minerals, Inc.	2,950	237,623
		917,337
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	55,356	1,584,842
UFP Technologies, Inc. (a)	5,073	250,251
		1,835,093
Metals & Mining - 0.2%
Century Aluminum Co. (a)	46,076	267,241
China Natural Resources, Inc. (a)	11,233	10,671
Ferroglobe PLC (a)	90,348	72,486
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	9,313	235,712
Kaiser Aluminum Corp.	8,699	822,490
Olympic Steel, Inc.	10,897	131,309
Pan American Silver Corp. (b)	115,585	2,288,583
Ramaco Resources, Inc. (a)(b)	21,088	60,733
Royal Gold, Inc.	36,584	3,529,258
Schnitzer Steel Industries, Inc. Class A	18,445	303,974
SSR Mining, Inc. (a)	73,960	1,157,132
Steel Dynamics, Inc.	115,043	3,063,595
Synalloy Corp. (a)	4,836	55,372
Universal Stainless & Alloy Products, Inc. (a)	7,722	88,417
ZK International Group Co. Ltd. (a)(b)	8,117	8,523
		12,095,496
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	43,521	385,596
Pope Resources, Inc. LP	2,943	322,288
		707,884

TOTAL MATERIALS		20,474,790

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Finance Trust, Inc.	58,496	608,358
Brookfield Property REIT, Inc. Class A	25,411	414,453
CareTrust (REIT), Inc.	49,853	1,040,432
CIM Commercial Trust Corp.	10,595	148,754
CyrusOne, Inc.	62,198	3,767,955
Equinix, Inc.	47,052	26,951,386
Gaming & Leisure Properties	116,695	5,212,766
Gladstone Commercial Corp.	18,518	349,435
Gladstone Land Corp.	13,642	183,212
Global Self Storage, Inc.	5,948	25,636
Government Properties Income Trust (b)	28,880	841,274
Hospitality Properties Trust (SBI)	84,064	1,519,877
Industrial Logistics Properties Trust	36,786	759,999
Lamar Advertising Co. Class A	46,286	3,875,990
Potlatch Corp.	37,739	1,386,531
Regency Centers Corp.	90,018	5,170,634
Retail Opportunity Investments Corp.	56,525	847,875
Sabra Health Care REIT, Inc.	108,756	2,126,180
SBA Communications Corp. Class A	62,487	16,564,679
Senior Housing Properties Trust (SBI)	136,980	861,604
Sotherly Hotels, Inc.	13,575	69,640
Uniti Group, Inc.	106,669	1,041,089
Wheeler REIT, Inc. (a)(b)	15,634	23,295
		73,791,054
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	11,426	181,559
Brookfield Property Partners LP	226,930	3,704,255
China HGS Real Estate, Inc. (a)(b)	13,939	5,856
Colliers International Group, Inc. (b)	22,145	1,795,028
Cresud S.A.C.I.F. y A. sponsored ADR	24,152	116,654
eXp World Holdings, Inc. (a)(b)	33,873	323,826
FirstService Corp.	23,272	2,300,437
FRP Holdings, Inc. (a)	8,211	371,384
Griffin Industrial Realty, Inc.	2,554	102,773
Gyrodyne LLC (a)	1,037	19,205
Landmark Infrastructure Partners LP	12,077	171,976
Newmark Group, Inc.	89,557	855,269
Redfin Corp. (a)(b)	50,422	1,364,419
Stratus Properties, Inc. (a)	4,283	122,751
The RMR Group, Inc.	8,763	326,509
		11,761,901

TOTAL REAL ESTATE		85,552,955

UTILITIES - 0.8%
Electric Utilities - 0.7%
Alliant Energy Corp.	132,080	6,884,010
Exelon Corp.	531,414	22,909,258
MGE Energy, Inc.	21,282	1,518,258
Otter Tail Corp.	23,594	1,146,904
Spark Energy, Inc. Class A, (b)	5,832	49,922
Xcel Energy, Inc.	296,940	18,505,301
		51,013,653
Gas Utilities - 0.0%
RGC Resources, Inc.	3,685	101,153
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	60,080	1,736,913
Pattern Energy Group, Inc.	48,539	1,312,980
Terraform Power, Inc.	129,274	2,429,058
VivoPower International PLC (a)(b)	1,305	1,436
		5,480,387
Water Utilities - 0.0%
Artesian Resources Corp. Class A	5,784	198,565
Cadiz, Inc. (a)(b)	19,334	169,366
Consolidated Water Co., Inc.	3,118	50,387
Global Water Resources, Inc.	9,461	113,059
Middlesex Water Co.	13,345	793,627
Pure Cycle Corp. (a)	17,704	218,998
York Water Co.	9,631	407,295
		1,951,297

TOTAL UTILITIES		58,546,490

TOTAL COMMON STOCKS
(Cost $4,532,355,849)		7,021,590,376
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (e)
(Cost $12,988,264)	13,000,000	12,991,175
	Shares	Value

Money Market Funds - 4.3%
Fidelity Securities Lending Cash Central Fund 1.60% (f)(g)
(Cost $306,450,543)	306,419,901	306,450,543
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $4,851,794,656)		7,341,032,094
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(268,978,640)
NET ASSETS - 100%		$7,072,053,454

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	311	March 2020	$52,583,880	$62,219	$62,219

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,014,632.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,678,781
Fidelity Securities Lending Cash Central Fund	1,069,192
Total	$4,747,973

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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